The Quaker[Registered] Funds





                               [GRAPHIC OMITTED]





                               SEMI-ANNUAL REPORT


                               DECEMBER 31, 2001




                          The Quaker[Registered] Funds
                                800 o 220 o 8888
                           HTTP://WWW.QUAKERFUNDS.COM

                                                               December 31, 2001

DEAR FELLOW SHAREHOLDER:

     To paraphrase President Bush, "the state of the Union is strong." Despite very tough markets, 2001 was a year of great growth and change at Quaker Funds as we sought to add marketing muscle and administrative strength to our core competency of investment management.

     I am pleased to report that our efforts have met with very positive results. In calendar year 2001, the Quaker Funds enjoyed growth in three major areas:

     1. Assets: Overall assets in the Quaker Funds rose from roughly $97 million to approximately $197 million, a 104% increase in asset strength;

     2. Broker Selling Relationships: At the beginning of 2001, 71 broker/dealers were selling Quaker Funds. At the end of 2001, 115 broker/dealers had signed up to sell Quaker Funds, a 62% increase in distribution strength; and

     3. Quaker Funds, Inc. expanded into new, larger offices and added additional staff to service our growing list of shareholders and financial professionals.

     Our growth as a Fund company has also been greatly helped by several other important changes made during 2001:

     1. Arnie Schneider of Schneider Capital, a highly regarded institutional investment manager, joined us as the new manager of the Quaker Mid-Cap Value Fund. That fund has seen immediate benefit from Arnie's stewardship;

     2. A new Fund, the Quaker-Long Bow, Science & Technology Fund, was added in November 2001. Alex Cheung of Long Bow Capital Management, and Morningstar's 1999 Rookie Manager of the Year, is the portfolio manager of this Fund; and

     3. We engaged Citco-Quaker Fund Services, Inc. ("CQFS") as our new servicing agent. The move from Declaration Group to CQFS greatly improves our ability to service shareholders and gather assets. CQFS is a joint venture between an American partnership, JKG Partners, and The Citco Group (a world leader in international mutual fund administration and trust services).

     Finally, no discussion of Quaker Funds is complete without a performance discussion. The portfolio managers of Quaker Funds continued to shine in 2001. Morningstar has awarded Quaker Funds two 5-star ratings (the highest possible rating), one 4-star rating, and one 3-star rating for our funds. This is an extremely high average for a mutual fund company. The remaining funds were not rated due to size and lack of performance history.

     On behalf of all of us at the Quaker Family of Funds, thank you for investing with us. We will continue to do all in our power to justify your faith in our ability to enhance your investments.

                                            Very truly yours,


                                            /s/ Jeffry H. King
                                            ---------------------------------
                                            Jeffry H. King, Sr.

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 96.77%

   ADVERTISING -- 0.76%
      Omnicom Group, Inc.                                   1,430  $    127,770
                                                                   ------------
   AEROSPACE & DEFENSE -- 0.78%
      General Dynamics Corp.                                  700        55,748
      L-3 Communications Holdings, Inc.*                      830        74,700
                                                                   ------------
                                                                        130,448
                                                                   ------------
   BIOTECHNOLOGY -- 0.66%
      Genzyme Corp.*                                        1,000        59,860
      Inhale Therapeutic Systems, Inc.*                       530         9,832
      Invitrogen Corp.*                                       660        40,874
                                                                   ------------
                                                                        110,566
                                                                   ------------
   CHEMICALS -- 0.12%
      Valspar Corp.                                           520        20,592
                                                                   ------------
   COMMERCIAL SERVICES -- 3.26%
      Apollo Group, Inc.*                                   1,305        58,738
      Cendant Corp.*                                        6,850       134,328
      Concord EFS, Inc.*                                    4,020       131,776
      Exult, Inc.*                                            960        15,408
      First Health Group Corp.*                             2,230        55,170
      H&R Block, Inc.                                       2,300       102,810
      McKesson Corp.                                        1,350        50,490
                                                                   ------------
                                                                        548,720
                                                                   ------------
  COMPUTERS -- 7.82%
      Bisys Group, Inc.*                                      430        27,516
      Dell Computer Corp.*                                 13,190       358,504
      Electronics Data Systems Corp.                        1,820       124,761
      International Business Machines Corp.                 6,650       804,384
                                                                   ------------
                                                                      1,315,165
                                                                   ------------
   COMPUTER SERVICES & SOFTWARE -- 6.44%
      Advent Software, Inc.*                                1,190        59,440
      Certegy, Inc.*                                          660        22,585
      Microsoft Corp.*                                     15,120     1,002,002
                                                                   ------------
                                                                      1,084,027
                                                                   ------------
   CONSUMER PRODUCTS -- 1.01%
      Phillip Morris Cos., Inc.                             3,150       144,428
      UST Inc.                                                750        26,250
                                                                   ------------
                                                                        170,678
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 0.38%
      Mettler Toledo International, Inc.*                   1,250        64,812
                                                                   ------------
   ENTERTAINMENT & LEISURE -- 0.70%
      International Game Technology*                        1,720       117,476
                                                                   ------------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   FINANCIAL SERVICES -- 9.00%
      Capital One Financial Corp.                             990  $     53,411
      Citigroup, Inc.                                       1,650        83,282
      Countrywide Credit Industries, Inc.                     660        27,040
      Eaton Vance Corp.                                       580        20,619
      Fannie Mae                                            4,940       392,730
      Freddie Mac                                           6,860       448,644
      Investment Technology Group, Inc.*                    1,155        45,126
      MBNA Corporation                                      6,820       240,064
      Metris Cos., Inc.                                       390        10,027
      Synovus Financial Corp.                               2,340        58,617
      USA Education, Inc.                                   1,600       134,432
                                                                   ------------
                                                                      1,514,002
                                                                   ------------
   FOOD & BEVERAGE -- 4.22%
      McCormick & Co., Inc.                                 1,300        54,561
      PepsiCo, Inc.                                        12,100       589,149
      Sysco Corp.                                           2,530        66,337
                                                                   ------------
                                                                        710,047
                                                                   ------------
   HEALTHCARE PRODUCTS -- 7.89%
      Apogent Technologies, Inc.*                           1,420        36,636
      Baxter International, Inc.                            2,910       156,063
      Beckman Coulter, Inc.                                 1,900        84,170
      Biomet, Inc.                                          1,135        35,072
      Cytyc Corp.*                                          1,610        42,021
      Johnson & Johnson                                    13,886       820,663
      Patterson Dental Co.*                                 1,560        63,851
      St. Jude Medical, Inc.*                               1,150        89,297
      Viasys Healthcare, Inc.*                                 23           465
                                                                   ------------
                                                                      1,328,238
                                                                   ------------
   HEALTHCARE - SERVICES -- 3.15%
      Community Health Systems, Inc.*                       3,270        83,385
      DaVita, Inc.*                                         1,280        31,296
      Health Management Associates, Inc.*                   2,560        47,104
      Healthsouth Corp.                                     4,030        59,725
      Orthodontic Centers Of America, Inc.*                 1,810        55,205
      UnitedHealth Group, Inc.                              2,210       156,402
      Universal Health Services, Inc.*                        800        34,224
      Wellpoint Health Networks, Inc.*                        540        63,099
                                                                   ------------
                                                                        530,440
                                                                   ------------
   HOME BUILDERS -- 0.33%
      Pulte Homes, Inc.                                     1,250        55,837
                                                                   ------------
   INSURANCE -- 3.69%
      American International Group, Inc.                    6,360       504,984
      Arthur J. Gallagher & Co.                             2,320        80,017
      MBIA, Inc.                                              680        36,468
                                                                   ------------
                                                                        621,469
                                                                   ------------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   INTERNET SERVICES & SOFTWARE -- 1.25%
      eBay, Inc.*                                           2,590  $    173,271
      Riverstone Networks, Inc.*                            2,239        37,167
                                                                   ------------
                                                                        210,438
                                                                   ------------
   MANUFACTURING -- 0.71%
      Harley-Davidson, Inc.                                 2,190       118,939
                                                                   ------------
   MEDIA -- 3.97%
      AOL Time Warner, Inc.*                               18,590       596,739
      Liberty Media Corp.*                                  5,050        70,700
                                                                   ------------
                                                                        667,439
                                                                   ------------
   METAL FABRICATE & HARDWARE -- 0.14%
      The Shaw Group, Inc.*                                 1,030        24,205
                                                                   ------------
   MISCELLANEOUS MANUFACTURING -- 8.64%
      General Electric Co.                                 36,270     1,453,702
                                                                   ------------
   OIL & GAS -- 0.89%
      Anadarko Petroleum Corp.                                620        35,247
      ChevronTexaco Corp.                                     420        37,636
      Hanover Compressor Co.*                               1,770        44,710
      XTO Energy, Inc.                                      1,800        31,500
                                                                   ------------
                                                                        149,093
                                                                   ------------
   PHARMACEUTICALS -- 11.12%
      Abbott Laboratories                                   6,350       354,013
      AdvancePCS*                                           1,320        38,742
      AmerisourceBergen Corp.                               3,734       237,296
      Cephalon, Inc.*                                         320        24,187
      Eli Lilly & Co.                                       1,090        85,609
      Express Scripts, Inc.*                                1,120        52,371
      Forest Laboratories, Inc.*                            2,360       193,402
      IVAX Corp.*                                           3,932        79,190
      Mylan Laboratories, Inc.                              3,020       113,250
      Omnicare, Inc.                                        3,030        75,386
      Pfizer, Inc.                                         15,485       617,077
                                                                   ------------
                                                                      1,870,523
                                                                   ------------
   RETAIL -- 9.21%
      Autozone, Inc.*                                         820        58,876
      Barnes & Noble, Inc.*                                   300         8,880
      Bed Bath & Beyond, Inc.*                              3,080       104,412
      BJ's Wholesale Club, Inc.*                            1,630        71,883
      Home Depot, Inc.                                      7,430       379,004
      Kohls Corp.*                                          1,510       106,364
      Wal-Mart Stores, Inc.                                13,770       792,464
      Williams-Sonoma, Inc.*                                  670        28,743
                                                                   ------------
                                                                      1,550,626
                                                                   ------------
   SEMICONDUCTORS -- 6.13%
      Intel Corp.                                          27,990       880,285
      Intersil Corp.*                                       1,400        45,150
      Microchip Technology, Inc.*                           2,730       105,760
                                                                   ------------
                                                                      1,031,195
                                                                   ------------

                            QUAKER CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   TELECOMMUNICATIONS -- 3.71%
      Cisco Systems, Inc.*                                 22,060  $    399,507
      Enterasys Networks, Inc.*                             2,710        23,984
      Harris Corp.                                          2,190        66,817
      Verizon Communications, Inc.                          2,820       133,837
                                                                   ------------
                                                                        624,145
                                                                   ------------
   TRANSPORTATION -- 0.20%
      CH Robinson Worldwide, Inc.                           1,180        34,120
                                                                   ------------
   UTILITIES -- 0.59%
      Duke Energy Corp.                                     2,510        98,543
                                                                   ------------
   TOTAL COMMON STOCK (COST $15,494,758)                             16,283,255
                                                                   ------------
INDEX FUNDS -- 3.00%
      iShares Russell 1000 Growth Index Fund                6,500       331,110
      iShares S&P MidCap 400/BARRA Growth Index Fund        1,330       151,554
      Nasdaq-100 Index Tracking Stock*                        560        21,896
                                                                   ------------
      TOTAL INDEX FUNDS (COST $499,666)                                 504,560
                                                                   ------------
INVESTMENT COMPANIES -- 0.71%
      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares    119,710       119,710
                                                                   ------------
      TOTAL INVESTMENT COMPANIES (COST $119,710)                        119,710
                                                                   ------------
TOTAL VALUE OF INVESTMENTS (COST $16,114,134)(100.48%)               16,907,525
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.48%)                     (81,552)
                                                                   ------------
      NET ASSETS (100.00%)                                         $ 16,825,973
                                                                   ============
*Non-income producing investment

                       See notes to financial statements

                          QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 55.39%

   AEROSPACE/DEFENSE -- 1.19%
      Lockheed Martin Corp.                                31,100  $  1,451,437
                                                                   ------------
   BANKS -- 1.34%
      Wells Fargo & Co.                                    37,700     1,638,065
                                                                   ------------
   COMPUTERS -- 1.57%
      Electronics for Imaging, Inc.*                       59,100     1,318,521
      Mentor Graphics Corp.                                25,200       593,964
                                                                   ------------
                                                                      1,912,485
                                                                   ------------
   COMPUTER SERVICES & SOFTWARE -- 5.42%
      Intuit, Inc.*                                        54,700     2,338,972
      NDCHealth Corp.                                      13,600       469,880
      Oracle Corp.*                                        82,400     1,137,944
      Rational Software Corp.*                            136,300     2,657,850
                                                                   ------------
                                                                      6,604,646
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 1.73%
      Symbol Technologies, Inc.                           132,500     2,104,100
                                                                   ------------
   FINANCIAL SERVICES -- 6.39%
      AG Edwards, Inc.                                     31,100     1,373,687
      Citigroup, Inc.                                      50,200     2,534,096
      Metris Cos., Inc.                                    49,900     1,282,929
      Morgan Stanley Dean Witter & Co.                     46,400     2,595,616
                                                                   ------------
                                                                      7,786,328
                                                                   ------------
  HEALTHCARE - PRODUCTS -- 3.48%
      Baxter International, Inc.                           17,200       922,436
      Boston Scientific Corp.*                              6,400       154,368
      Johnson & Johnson                                    53,400     3,155,940
                                                                   ------------
                                                                      4,232,744
                                                                   ------------
   INTERNET SERVICES & SOFTWARE -- 7.45%
      Amazon.Com, Inc.*                                    33,000       357,060
      Internet Security Systems, Inc.*                     62,500     2,003,750
      Interwoven, Inc.*                                   122,000     1,188,280
      Netegrity, Inc.*                                     60,300     1,167,408
      Network Associates, Inc.*                            67,500     1,744,875
      RSA Security, Inc.*                                  57,800     1,009,188
      Tibco Software, Inc.*                                66,100       986,873
      webMethods, Inc.*                                    36,800       616,768
                                                                   ------------
                                                                      9,074,202
                                                                   ------------
   MEDIA -- 8.13%
      Cablevision Systems Corp.*                           56,300     2,671,435
      Clear Channel Communications, Inc.*                  58,000     2,952,780
      COX Communications, Inc.*                            56,400     2,363,724
      USA Networks, Inc.*                                  70,200     1,917,162
                                                                   ------------
                                                                      9,905,101
                                                                   ------------
   MISCELLANEOUS MANUFACTURING -- 0.36%
      Applied Films Corp.*                                 14,100       440,625
                                                                   ------------

                          QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   OIL & GAS -- 3.50%
      GlobalSantaFe Corp.                                  49,700  $  1,417,444
      Halliburton Co.                                      65,900       863,290
      Occidental Petroleum Corp.                           74,800     1,984,444
                                                                   ------------
                                                                      4,265,178
                                                                   ------------
   PHARMACEUTICALS -- 4.86%
      Abbott Laboratories                                  67,200     3,746,400
      Pharmacia Corp.                                      50,900     2,170,885
                                                                   ------------
                                                                      5,917,285
                                                                   ------------
   RETAIL -- 3.49%
      Abercrombie & Fitch Co.*                             61,300     1,626,289
      Bed Bath & Beyond, Inc.*                             54,500     1,847,550
      Talbots, Inc.                                        21,500       779,375
                                                                   ------------
                                                                      4,253,214
                                                                   ------------
   SEMICONDUCTORS -- 4.11%
      Cohu, Inc.                                           42,400       837,400
      Globespan Virata, Inc.*                              62,900       814,555
      Integrated Circuit Systems, Inc.*                    17,000       384,030
      Microchip Technology, Inc.*                          50,900     1,971,866
      Taiwan Semiconductor Manufacturing Co. Ltd. ADR*     58,300     1,001,011
                                                                   ------------
                                                                      5,008,862
                                                                   ------------

   TELECOMMUNICATIONS -- 2.37%
      Aeroflex, Inc.*                                      61,000     1,154,730
      Finisar Corp.*                                      170,000     1,728,900
                                                                   ------------
                                                                      2,883,630
                                                                   ------------
      TOTAL COMMON STOCK (COST $64,088,653)                          67,477,902
                                                                   ------------

GOVERNMENT SECURITIES -- 1.72%
   U.S. TREASURY NOTES
      U.S. Treasury Notes, 5.625%, 11/30/2002           2,030,000     2,096,529
                                                                   ------------
      TOTAL GOVERNMENT SECURITIES (COST $2,049,893)                   2,096,529
                                                                   ------------

OTHER INVESTMENTS -- 43.55%
      Merrill Master Repo Trust                        53,050,069    53,050,069
                                                                   ------------
      TOTAL OTHER INVESTMENTS (COST $53,050,069)                     53,050,069
                                                                   ------------
TOTAL VALUE OF INVESTMENTS (COST $119,181,615)(100.66%)             122,624,500
SECURITIES SOLD SHORT (PROCEEDS $7,655,180)(-6.53%)                  (7,958,915)
OTHER ASSETS LESS LIABILITIES, NET (5.87%)                            7,153,821
                                                                   ------------

      NET ASSETS (100.00%)                                         $121,819,406
                                                                   ============

                          QUAKER AGGRESSIVE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                             SECURITIES SOLD SHORT

                                                           NUMBER     MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK

      Alcoa, Inc.                                         (15,000) $   (533,250)
      Allied Waste Industries, Inc.*                      (55,200)     (776,112)
      Alpha Industries*                                   (13,100)     (285,580)
      Ceridian Corp.*                                     (10,000)     (187,500)
      Charles Schwab Corp.                                (21,200)     (327,964)
      CIENA Corp.*                                        (14,400)     (206,064)
      Credence Systems Corp.*                             (25,700)     (477,249)
      eFunds Corp.*                                       (29,600)     (407,000)
      Ensco International, Inc.                           (21,700)     (539,245)
      Foundry Networks, Inc.*                             (34,700)     (282,805)
      Kla-Tencor Corp.*                                    (3,300)     (163,548)
      KPMG Consulting, Inc.*                              (18,400)     (304,888)
      Macromedia, Inc.*                                   (26,400)     (469,920)
      Manhattan Associates, Inc.*                          (4,800)     (139,920)
      Motorola, Inc.                                      (13,200)     (198,264)
      Nanometrics, Inc.*                                  (10,200)     (197,880)
      NYFIX, Inc.*                                        (27,100)     (542,542)
      Paychex, Inc.                                       (13,100)     (459,024)
      Siebel Systems, Inc.*                                (1,500)      (41,970)
      Starbucks Corp.*                                    (17,600)     (335,280)
      Veeco Instruments, Inc.*                            (13,800)     (497,490)
      Yahoo, Inc.*                                        (33,000)     (585,420)
                                                                   ------------
                                                                   $ (7,958,915)
                                                                   ============
*Non-income producing investment
ADR - American Depository Receipt


                       See notes to financial statements

                            QUAKER MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 90.43%

   AIRLINES -- 1.67%
      Delta Air Lines, Inc.                                 7,500  $    219,450
                                                                   ------------
   AUTO MANUFACTURERS -- 3.31%
      Paccar Inc.                                           6,600       433,092
                                                                   ------------
   AUTO PARTS & EQUIPMENT -- 3.53%
      Visteon Corp.                                        30,700       461,728
                                                                   ------------
   BANKS -- 0.17%
      Huntington Bancshares, Inc.                           1,300        22,347
                                                                   ------------

   CHEMICALS -- 2.64%
      IMC Global, Inc.                                     26,600       345,800
                                                                   ------------
  COMMERCIAL SERVICES -- 0.00%
      Pfsweb, Inc.*                                            15            13
                                                                   ------------
  ELECTRONICS & ELECTRICAL EQUIPMENT -- 1.05%
      Avnet, Inc.                                           5,400       137,538
                                                                   ------------
   ENGINEERING & CONSTRUCTION -- 1.03%
      Technip-Coflexip ADR*                                 4,000       134,400
                                                                   ------------
   ENTERTAINMENT & LEISURE -- 0.61%
      Brunswick Corp.                                       3,700        80,512
                                                                   ------------
   FINANCIAL SERVICES -- 4.12%
      AmeriCredit Corp.*                                   17,100       539,505
                                                                   ------------
   FOOD & BEVERAGE -- 9.14%
      Archer-Daniels-Midland Co.                           30,810       442,122
      Tate & Lyle Plc                                      37,300       754,579
                                                                   ------------
                                                                      1,196,701
                                                                   ------------
   HEALTHCARE - SERVICES -- 5.45%
      Aetna, Inc.                                          20,200       666,398
      Humana, Inc.*                                         4,000        47,160
                                                                   ------------
                                                                        713,558
                                                                   ------------
   HOME BUILDERS -- 2.53%
      Clayton Homes, Inc.                                  19,400       331,740
                                                                   ------------
   INSURANCE -- 9.68%
      ACE Ltd.                                              9,400       377,410
      American Financial Group, Inc.                        8,100       198,855
      HCC Insurance Holdings, Inc.                          2,500        68,875
      Loews Corp.                                           4,800       265,824
      PartnerRe Ltd.                                        6,600       356,400
                                                                   ------------
                                                                      1,267,364
                                                                   ------------
   IRON & STEEL -- 3.28%
      Nucor Corp.                                           8,100       428,976
                                                                   ------------
   LODGING -- 2.55%
      Starwood Hotels & Resorts Worldwide, Inc.            11,200       334,320
                                                                   ------------
   MINING -- 4.50%
      Alcan, Inc.                                          16,400       589,252
                                                                   ------------

                            QUAKER MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   OIL & GAS -- 8.27%
      Burlington Resources, Inc.                            4,300  $    161,422
      Devon Energy Corp.                                    6,600       255,090
      Diamond Offshore Drilling, Inc.                       5,700       173,280
      Nabors Industries, Inc.*                              1,800        61,794
      Rowan Cos., Inc.* 9,500                                           184,015
      Tidewater Inc.                                        2,900        98,310
      Valero Energy Corp.                                   3,900       148,668
                                                                   ------------
                                                                      1,082,579
                                                                   ------------
   RETAIL -- 7.04%
      JC Penney Co., Inc.                                  23,800       640,220
      Toys R Us, Inc.*                                     13,600       282,064
                                                                   ------------
                                                                        922,284
                                                                   ------------
   SAVINGS & LOANS -- 2.11%
      Golden State Bancorp, Inc.                            8,000       209,200
      Washington Federal, Inc.                              2,600        67,028
                                                                   ------------
                                                                        276,228
                                                                   ------------
   SEMICONDUCTORS -- 7.43%
      Amkor Technology, Inc.*                              30,600       490,518
      Micron Technology, Inc.                               8,100       251,100
      Teradyne, Inc.*                                       7,700       232,078
                                                                   ------------
                                                                        973,696
                                                                   ------------
   TRANSPORTATION -- 5.80%
      CSX Corp.                                            14,800       518,740
      Swift Transportation Co., Inc.*                      11,200       240,912
                                                                   ------------
                                                                        759,652
                                                                   ------------
   UTILITIES -- 4.52%
      DTE Energy Co.                                        3,200       134,208
      Niagara Mohawk Holdings Inc.*                         3,900        69,147
      PG&E Corp.                                           20,200       388,648
                                                                   ------------
                                                                        592,003
                                                                   ------------
      TOTAL COMMON STOCK (COST $10,046,532)                          11,842,738
                                                                   ------------
FOREIGN EQUITIES -- 2.67%
   CANADA
      Fairfax Financial Holdings Ltd.                       3,400       349,308
                                                                   ------------
      TOTAL FOREIGN EQUITIES (COST $418,412)                            349,308
                                                                   ------------
INVESTMENT COMPANIES -- 5.89%
      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares   771,135       771,135
                                                                   ------------
      TOTAL INVESTMENT COMPANIES (COST $771,135)                        771,135
                                                                   ------------
TOTAL VALUE OF INVESTMENTS (COST $11,236,079)(98.98%)                12,963,181
OTHER ASSETS LESS LIABILITIES, NET (1.01%)                              133,374
                                                                   ------------
      NET ASSETS (100.00%)                                         $ 13,096,555
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt

                        See notes to financial statements

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 99.01%

   AEROSPACE & DEFENSE -- 0.65%
      Goodrich Corp.                                        5,700  $    151,734
                                                                   ------------
   APPAREL -- 0.61%
      Russell Corp.                                         9,600       144,096
                                                                   ------------
   AUTO PARTS & EQUIPMENT -- 0.95%
      Dura Automotive Systems, Inc.*                        3,300        36,300
      Lear Corp.*                                           2,600        99,164
      Tower Automotive, Inc.                                9,700        87,591
                                                                   ------------
                                                                        223,055
                                                                   ------------
   BANKS -- 3.19%
      Associated Banc-Corp                                  5,600       197,624
      Banco Latinoamericano de Exportaciones                2,900        81,345
      Espirito Santo Financial Group ADR                    3,800        66,538
      Hibernia Corp.                                       13,300       236,607
      Uniao de Bancos Brasileiros ADR                       7,400       165,020
                                                                   ------------
                                                                        747,134
                                                                   ------------
   BIOTECHNOLOGY -- 2.11%
      Arqule, Inc.*                                         7,700       130,900
      Cell Genesys, Inc.*                                   5,700       132,468
      Charles River Laboratories International, Inc.*       4,400       147,312
      Gene Logic, Inc.*                                     4,400        82,896
                                                                   ------------
                                                                        493,576
                                                                   ------------
   BUILDING MATERIALS -- 0.82%
      Elcor Corp.*                                          3,900       108,381
      Nortek, Inc.                                          3,000        83,700
                                                                   ------------
                                                                        192,081
                                                                   ------------
   CHEMICALS -- 1.98%
      Airgas, Inc.*                                        10,100       152,712
      Albemarle Corp.                                       4,300       103,200
      RPM, Inc.                                            14,400       208,224
                                                                   ------------
                                                                        464,136
                                                                   ------------
   COMMERCIAL SERVICES -- 2.94%
      Actrade Financial Technologies Ltd.*                  5,000       147,250
      Banta Corp.                                           4,600       135,792
      Deluxe Corp.                                          5,300       220,374
      ITT Educational Services, Inc.*                       2,400        88,488
      Strayer Education, Inc.                               2,000        97,440
                                                                   ------------
                                                                        689,344
                                                                   ------------
   COMPUTERS -- 4.25%
      Electronics for Imaging, Inc.*                        6,000       133,860
      Iomega Corp.*                                         2,460        20,541
      Kronos, Inc.*                                         3,300       159,654
      Mentor Graphics Corp.*                                8,000       188,560
      Quantum Corp. - DLT & Storage Systems*                7,600        74,860
      Storage Technology Corp.*                             7,500       155,025
      SYKES Enterprises, Inc.*                             16,200       151,308
      Synopsys, Inc.*                                       1,900       112,233
                                                                   ------------
                                                                        996,041
                                                                   ------------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   COMPUTER SERVICES & SOFTWARE -- 4.64%
      Activision, Inc.*                                     4,350  $    113,144
      American Management Systems, Inc.*                    4,500        81,360
      Autodesk, Inc.                                        4,500       167,715
      Avid Technology, Inc.*                                3,100        37,665
      Barra, Inc.*                                          1,900        89,471
      Compuware Corp.*                                      8,700       102,573
      NDCHealth Corp.                                       1,800        62,190
      Peregrine Systems, Inc.*                              3,800        56,354
      Sybase, Inc.*                                        11,000       173,360
      The Reynolds & Reynolds Co.                           8,400       203,700
                                                                   ------------
                                                                      1,087,532
                                                                   ------------
   DISTRIBUTION WHOLESALE -- 2.31%
      Hughes Supply, Inc.                                   5,400       166,698
      Ingram Micro, Inc.*                                   5,200        90,064
      Tech Data Corp.*                                      2,400       103,872
      United Stationers, Inc.*                              5,400       181,710
                                                                   ------------
                                                                        542,344
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 3.61%
      Arrow Electronics, Inc.*                              3,400       101,660
      Belden, Inc.                                          2,700        63,585
      Benchmark Electronics, Inc.*                          5,700       108,072
      C&D Technologies, Inc.                                6,400       146,240
      Checkpoint Systems, Inc.*                            11,100       148,740
      General Cable Corp.                                  10,900       142,790
      Paxar Corp.*                                          4,500        63,900
      Pioneer Standard Electronics, Inc.                    5,600        71,120
                                                                   ------------
                                                                        846,107
                                                                   ------------
   ENTERTAINMENT & LEISURE -- 4.45%
      Anchor Gaming*                                        2,800       196,840
      Argosy Gaming Co.*                                    6,000       195,120
      Direct Focus, Inc.*                                   6,300       196,560
      Gtech Holdings Corp.*                                 5,100       230,979
      Polaris Industries, Inc.                              3,900       225,225
                                                                   ------------
                                                                      1,044,724
                                                                   ------------
   FINANCIAL SERVICES -- 3.17%
      Doral Financial Corp.                                 6,100       190,381
      Federated Investors, Inc.                             3,900       124,332
      Jefferies Group, Inc.                                 2,300        97,313
      Metris Cos., Inc.                                     3,900       100,269
      SWS Group Inc.                                        9,100       231,595
                                                                   ------------
                                                                        743,890
                                                                   ------------
   FOOD & BEVERAGE -- 2.89%
      Dole Food Co.                                         7,700       206,591
      Fleming Cos., Inc.                                    6,600       122,100
      Great Atlantic & Pacific Tea Co.*                     7,200       171,216
      Supervalu, Inc.                                       8,000       176,960
                                                                   ------------
                                                                        676,867
                                                                   ------------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   HAND & MACHINE TOOLS -- 0.39%
      Kennametal, Inc.                                      2,300  $     92,621
                                                                   ------------
   HEALTHCARE - PRODUCTS -- 2.85%
      Henry Schein, Inc.*                                   4,100       151,823
      Idexx Laboratories, Inc.*                             3,800       108,338
      Sola International, Inc.*                             5,000        97,000
      Steris Corp.*                                         9,800       179,046
      Techne Corp.*                                         3,600       132,660
                                                                   ------------
                                                                        668,867
                                                                   ------------
   HEALTHCARE - SERVICES -- 4.57%
      Apria Healthcare Group, Inc.*                         3,900        97,461
      Beverly Enterprises, Inc.*                            9,900        85,140
      DaVita, Inc.*                                         5,800       141,810
      Health Net, Inc.*                                     9,300       202,554
      Lincare Holdings, Inc.*                               3,200        91,680
      MID Atlantic Medical Services, Inc.*                  4,800       108,960
      Pacificare Health Systems, Inc.*                     11,700       187,200
      Triad Hospitals, Inc.*                                2,012        59,052
      US Oncology, Inc.*                                   12,900        97,266
                                                                   ------------
                                                                      1,071,123
                                                                   ------------
   HOME BUILDERS -- 4.00%
      Beazer Homes USA, Inc.*                               1,900       139,023
      Lennar Corp.                                          3,000       140,460
      NVR, Inc.*                                            1,100       224,400
      Pulte Homes, Inc.                                     5,471       244,390
      Ryland Group, Inc.                                    2,600       190,320
                                                                   ------------
                                                                        938,593
                                                                   ------------
   HOME FURNISHINGS -- 0.76%
      Salton, Inc.*                                         9,500       179,360
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 1.37%
      John H. Harland Co.                                   5,500       121,550
      The Dial Corp.                                        5,000        85,750
      The Scotts Co.*                                       2,400       114,240
                                                                   ------------
                                                                        321,540
                                                                   ------------
   HOUSEWARES -- 0.77%
      Toro Co.                                              4,000       180,000
                                                                   ------------
   INSURANCE -- 5.57%
      AmerUs Group Co.                                      1,100        39,424
      Commerce Group, Inc.                                  4,700       177,143
      Fidelity National Financial, Inc.                     7,000       173,600
      First American Corp.                                  7,600       142,424
      Old Republic International Corp.                      8,500       238,085
      PMI Group, Inc.                                       2,900       194,329
      Renaissance Re Holdings Ltd.                          1,400       133,560
      Stancorp Financial Group, Inc.                        4,400       207,900
                                                                   ------------
                                                                      1,306,465
                                                                   ------------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   INTERNET SERVICES & SOFTWARE -- 1.34%
      IndyMac Bancorp, Inc.*                                8,400  $    196,392
      Overture Services, Inc.*                              3,300       116,919
                                                                   ------------
                                                                        313,311
                                                                   ------------
   LODGING -- 1.76%
      Aztar Corp.*                                         12,000       219,600
      Mandalay Resort Group*                                6,200       132,680
      Sun International Hotels Ltd.*                        2,400        60,840
                                                                   ------------
                                                                        413,120
                                                                   ------------
   MANUFACTURING -- 0.41%
      JLG Industries, Inc.                                  9,000        95,850
                                                                   ------------
   METAL PRODUCTS -- 0.83%
      Commercial Metals Co.                                 3,300       115,434
      Nacco Industries, Inc.                                1,400        79,506
                                                                   ------------
                                                                        194,940
                                                                   ------------
   MINING -- 0.87%
      Freeport-McMoran Copper & Gold, Inc.*                15,300       204,867
                                                                   ------------
   OFFICE EQUIPMENT & Supplies -- 2.20%
      HON Industries, Inc.                                  5,500       152,075
      Ikon Office Solutions, Inc.                          22,100       258,349
      Wallace Computer Services, Inc.                       5,600       106,344
                                                                   ------------
                                                                        516,768
                                                                   ------------
   OIL & GAS -- 3.98%
      Key Production Co., Inc.*                             4,300        73,100
      Oneok, Inc.                                           6,400       114,176
      Sunoco Inc.                                           5,200       194,168
      Tesoro Petroleum Corp.*                              13,200       173,052
      Ultramar Diamond Shamrock Corp.                       4,000       197,920
      Unit Corp.*                                           7,900       101,910
      Valero Energy Corp.                                   2,100        80,052
                                                                   ------------
                                                                        934,378
                                                                   ------------
   PACKAGING & CONTAINERS -- 1.77%
      Ball Corp.                                            3,700       261,590
      Crown Cork & Seal Co., Inc.*                         12,600        32,004
      Pactiv Corp.*                                         6,900       122,475
                                                                   ------------
                                                                        416,069
                                                                   ------------
   PHARMACEUTICALS -- 2.90%
      Barr Laboratories, Inc.*                              2,500       198,400
      Express Scripts, Inc.*                                2,200       102,872
      Genta, Inc.*                                          5,600        79,688
      Herbalife International, Inc.                         1,133        16,111
      Mylan Laboratories, Inc.                              4,200       157,500
      Pharmacyclics, Inc.*                                  4,100        40,754
      Taro Pharmaceuticals Industries Ltd.*                 2,100        83,895
                                                                   ------------
                                                                        679,220
                                                                   ------------

                          QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   REAL ESTATE -- 0.77%
      LNR Property Corp.                                    5,800  $    180,844
                                                                   ------------
   RETAIL -- 4.61%
      Blockbuster, Inc.                                     7,000       176,400
      Circuit City Stores, Inc.                             4,000       103,800
      Landry's Restaurants, Inc.                            4,900        91,385
      Office Depot, Inc.*                                  12,900       239,166
      Papa John's International, Inc.*                      5,700       156,636
      PEP Boys - Manny Moe & Jack                           7,400       126,910
      Sonic Automotive, Inc.*                               8,000       187,520
                                                                   ------------
                                                                      1,081,817
                                                                   ------------
   SAVINGS & LOANS -- 5.68%
      Astoria Financial Corp.                               7,000       185,220
      Commercial Federal Corp.                              6,000       141,000
      Firstfed Financial Corp.*                             6,000       153,780
      Golden State Bancorp, Inc.                            3,100        81,065
      Greenpoint Financial Corp.                            5,000       178,750
      Independence Community Bank Corp.                     9,700       220,772
      Sovereign Bancorp, Inc.                              14,700       179,928
      Staten Island Bancorp, Inc.                          11,800       192,458
                                                                   ------------
                                                                      1,332,973
                                                                   ------------
  SEMICONDUCTORS -- 2.94%
      Cypress Semiconductor Corp.*                          6,500       129,545
      Fairchild Semiconductor International, Inc.*          4,100       115,620
      Lam Research Corp.*                                   4,000        92,880
      Photronics, Inc.*                                     6,100       191,235
      PMC - Sierra, Inc.*                                   7,500       159,450
                                                                   ------------
                                                                        688,730
                                                                   ------------
   TELECOMMUNICATIONS -- 3.69%
      Anixter International, Inc.*                          6,800       197,268
      Black Box Corp.*                                      1,900       100,472
      Cia Anonima Nacional Telefonos de Venezuela -
         (CANTV) ADR                                        6,400        89,920
      Plantronics, Inc.*                                    4,500       115,380
      Tekelec*                                              4,900        88,739
      Tele Norte Leste Participacoes ADR                    8,800       137,544
      Telecom Argentina ADR                                 7,100        46,292
      Terayon Corp.*                                       11,000        90,981
                                                                   ------------
                                                                        866,596
                                                                   ------------
   TEXTILES -- 0.45%
      Mohawk Industries, Inc.*                              1,900       104,272
                                                                   ------------
   TRANSPORTATION -- 1.09%
      Knightsbridge Tankers Ltd.                            7,200       115,920
      Offshore Logistics, Inc.*                             4,300        76,368
      Overseas Shipholding Group, Inc.                      2,800        63,000
                                                                   ------------
                                                                        255,288
                                                                   ------------
   TRUCKING & LEASING -- 0.99%
      Ryder System, Inc.                                   10,500       232,575
                                                                   ------------

                         QUAKER SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   UTILITIES -- 3.88%
      Avista Corp.                                          6,000  $     79,560
      Cia Paranaense de Energia ADR                        14,300       112,255
      El Paso Electric Co.*                                 4,000        58,000
      Huaneng Power International, Inc.                     5,400       130,140
      Northwestern Corp.                                    4,500        94,725
      Pinnacle West Capital Corp.                           3,100       129,735
      PNM Resources, Inc.                                   5,800       162,110
      Unisource Energy Corp.                                7,900       143,701
                                                                   ------------
                                                                        910,226
                                                                   ------------
      TOTAL COMMON STOCK (COST $20,445,997)                          23,223,074
                                                                   ============

INVESTMENT COMPANIES -- 1.82%
      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares   426,619       426,619
                                                                   ------------
      TOTAL INVESTMENT COMPANIES (COST $426,619)                        426,619
                                                                   ------------
TOTAL VALUE OF INVESTMENTS (COST $20,872,616)(100.83%)               23,649,693
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.83%)                    (195,742)
                                                                   ------------
      NET ASSETS (100.00%)                                         $ 23,453,951
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt


                       See notes to financial statements

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 95.59%

   ADVERTISING -- 0.81%
      Getty Images, Inc.*                                   1,380  $     31,712
                                                                   ------------
   AEROSPACE & DEFENSE -- 3.70%
      Alliant Techsystems, Inc.*                              600        46,320
      DRS Technologies, Inc.*                                 480        17,112
      EDO Corp.                                               650        17,192
      Northrop Grumman Corp.                                   99        10,002
      Titan Corp.*                                          2,160        53,892
                                                                   ------------
                                                                        144,518
                                                                   ------------
   AIRLINES -- 1.30%
      Atlantic Coast Airlines Holdings, Inc.*               1,710        39,826
      Frontier Airlines, Inc.*                                650        11,050
                                                                   ------------
                                                                         50,876
                                                                   ------------
   BANKS -- 3.59%
      Boston Private Financial Holdings, Inc.               1,370        30,236
      Community First Bankshares                              240         6,166
      First BanCorp                                           200         5,700
      Glacier Bancorp, Inc.                                   260         5,413
      Great Southern Bancorp, Inc.                             70         2,135
      Greater Bay Bancorp                                   1,070        30,581
      Independent Bank Corp. - Michigan                       198         5,504
      Sandy Spring Bancorp, Inc.                              330        10,514
      Sterling Bancshares, Inc. - Texas                       465         5,822
      Trustco Bank Corp. - New York                         1,071        13,462
      Westamerica Bancorporation                              620        24,533
                                                                   ------------
                                                                        140,066
                                                                   ------------
   BIOTECHNOLOGY -- 2.33%
      Alexion Pharmaceuticals, Inc.*                          350         8,554
      Enzo Biochem, Inc.*                                     520        12,220
      Gene Logic, Inc.*                                       700        13,188
      Genzyme Corp.*                                           38         2,275
      Inhale Therapeutic Systems, Inc.*                       150         2,782
      Integra LifeSciences Holdings Corp.*                  1,820        47,939
      Maxygen, Inc.*                                          230         4,041
                                                                   ------------
                                                                         90,999
                                                                   ------------
   CHEMICALS -- 0.19%
      Symyx Technologies, Inc.*                               340         7,222
                                                                   ------------

   COMMERCIAL SERVICES -- 2.57%
      Corporate Executive Board Co.*                        1,160        42,572
      Corvel Corp.*                                           120         3,930
      FTI Consulting, Inc.*                                 1,070        35,096
      Hooper Holmes, Inc.                                     340         3,043
      On Assignment, Inc.*                                    250         5,742
      Right Management Consultants, Inc.*                     575         9,947
                                                                   ------------
                                                                        100,330
                                                                   ------------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   COMPUTERS -- 4.55%
      Advanced Digital Information Corp.*                   2,220  $     35,609
      CACI International, Inc.*                             1,300        51,331
      Catapult Communications Corp.*                          510        13,291
      Cognizant Technology Solutions Corp.*                   860        35,243
      Factset Research Systems, Inc.*                       1,210        42,289
                                                                   ------------
                                                                        177,763
                                                                   ------------
   COMPUTER SERVICES & SOFTWARE -- 4.54%
      Actuate Corp.*                                        1,380         7,273
      Advent Software, Inc.*                                  100         4,995
      Eclipsys Corp.*                                       2,100        35,175
      EPIQ Systems, Inc.*                                     975        18,866
      Filenet Corp.*                                          230         4,667
      HNC Software Inc.*                                    1,030        21,218
      NDCHealth Corp.                                       1,600        55,280
      NETIQ Corp.*                                            840        29,618
                                                                   ------------
                                                                        177,092
                                                                   ------------
   DISTRIBUTION WHOLESALE -- 0.68%
      SCP Pool Corp.*                                         965        26,489
                                                                   ------------

   DIVERSIFIED HOLDING COMPANIES -- 0.23%
      Walter Industries, Inc.                                 780         8,822
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 4.94%
      Ametek, Inc.                                            960        30,614
      Coherent, Inc.*                                         310         9,585
      Dominion Resources, Inc.                                 40         2,404
      FEI Co.*                                                360        11,344
      Fisher Scientific International, Inc.*                  900        26,280
      Flir Systems, Inc.*                                     630        23,890
      Itron, Inc.*                                            930        28,179
      Varian, Inc.*                                         1,870        60,663
                                                                   ------------
                                                                        192,959
                                                                   ------------
   ENERGY - ALTERNATE SOURCES -- 0.90%
      FuelCell Energy, Inc.*                                1,930        35,010
                                                                   ------------
   ENTERTAINMENT & LEISURE -- 2.09%
      Anchor Gaming*                                          340        23,902
      Gtech Holdings Corp.*                                 1,270        57,518
                                                                   ------------
                                                                         81,420
                                                                   ------------
   FINANCIAL SERVICES -- 1.73%
      Affiliated Managers Group*                              450        31,716
      Eaton Vance Corp.                                       270         9,598
      Financial Federal Corp.*                                760        23,750
      John Nuveen Co.                                          45         2,407
                                                                   ------------
                                                                         67,471
                                                                   ------------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   FOOD & BEVERAGES -- 2.37%
      Constellation Brands, Inc.*                              60  $      2,571
      Dreyer's Grand Ice Cream, Inc.                          400        15,404
      Performance Food Group Co.*                           2,060        72,450
      United Natural Foods, Inc.*                              90         2,250
                                                                   ------------
                                                                         92,675
                                                                   ------------
   HEALTHCARE - PRODUCTS -- 7.85%
      American Medical Systems Holdings, Inc.*              1,300        26,897
      Bruker Daltonics, Inc.*                               1,970        32,209
      Cooper Cos, Inc.                                        540        26,989
      Diagnostic Products Corp.                             1,440        63,288
      Henry Schein, Inc.*                                      70         2,592
      ICU Medical, Inc.*                                      540        24,030
      Ocular Sciences, Inc.*                                1,070        24,931
      Patterson Dental Co.*                                    20           819
      Respironics, Inc.*                                    1,510        52,306
      Techne Corp.*                                         1,420        52,327
                                                                   ------------
                                                                        306,388
                                                                   ------------
   HEALTHCARE - SERVICES -- 7.07%
      Apria Healthcare Group, Inc.*                         1,710        42,733
      Covance, Inc.*                                        2,180        49,486
      Impath, Inc.*                                           520        23,145
      LifePoint Hospitals, Inc.*                            1,040        35,402
      Pediatrix Medical Group, Inc.*                          100         3,392
      Province Healthcare Co.*                              1,960        60,486
      Renal Care Group, Inc.*                               1,580        50,718
      Specialty Laboratories*                                 170         4,673
      Sunrise Assisted Living, Inc.*                          210         6,113
                                                                   ------------
                                                                        276,148
                                                                   ------------
   HOME BUILDERS -- 0.14%
      Hovnanian Enterprises, Inc.*                            250         5,320
                                                                   ------------
   HOME FURNISHINGS -- 0.19%
      American Woodmark Corp.                                 140         7,525
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.87%
      Church & Dwight, Inc                                    790        21,038
      The Scotts Co.*                                         270        12,852
                                                                   ------------
                                                                         33,890
                                                                   ------------
   INSURANCE -- 2.77%
      Brown & Brown, Inc.                                   2,860        78,078
      HealthExtras, Inc.*                                   1,370         7,823
      Philadelphia Consolidated Holding Co.*                  490        18,478
      Triad Guaranty Inc.*                                    100         3,627
                                                                   ------------
                                                                        108,006
                                                                   ------------
   INTERNET SERVICES & SOFTWARE -- 1.79%
      Digital Insight Corp.*                                1,010        22,584
      Macromedia, Inc.*                                     1,070        19,046
      SonicWALL, Inc.*                                        990        19,246
      Stellent, Inc.*                                         310         9,164
                                                                   ------------
                                                                         70,040
                                                                   ------------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   LODGING --0.79%
      Choice Hotels International, Inc.*                    1,390  $     30,788
                                                                   ------------
   MACHINERY -- 1.66%
      Brooks Automation, Inc.*                              1,590        64,665
                                                                   ------------
   MANUFACTURING -- 1.34%
      Donaldson Co., Inc.                                     920        35,733
      Matthews International Corp.                            680        16,714
                                                                   ------------
                                                                         52,447
                                                                   ------------
   MEDIA -- 1.17%
      Paxson Communications Corp.*                            850         8,882
      Scholastic Corp.*                                       730        36,741
                                                                   ------------
                                                                         45,623
                                                                   ------------
   OIL & GAS -- 6.18%
      3TEC Energy Corp.*                                       20           280
      Chesapeake Energy Corp.*                              5,500        36,355
      Houston Exploration Co.*                                220         7,388
      Key Energy Services, Inc.*                            3,290        30,268
      Meridian Resource Corp.*                                 70           279
      Penn Virginia Corp.                                     130         4,433
      Plains Resources, Inc.*                                 400         9,844
      Quicksilver Resources, Inc.*                            420         8,001
      Spinnaker Exploration Co.*                            1,260        51,862
      Stone Energy Corp.*                                     880        34,760
      Swift Energy Co.*                                       520        10,504
      Tetra Technologies, Inc.*                               390         8,170
      UGI Corp.                                               260         7,852
      Veritas DGC, Inc.*                                    1,700        31,450
                                                                   ------------
                                                                        241,446
                                                                   ------------
   PHARMACEUTICALS -- 6.83%
      Accredo Health, Inc.*                                 1,540        61,138
      Advance PCS*                                            240         7,044
      AmerisourceBergen Corp.*                                838        53,255
      Cell Therapeutics, Inc.*                              1,260        30,416
      Cima Labs, Inc.*                                        820        29,643
      First Horizon Pharmaceutical Corp.*                   2,145        63,042
      Omnicare, Inc.                                          280         6,966
      Trimeris, Inc.*                                         340        15,290
                                                                   ------------
                                                                        266,794
                                                                   ------------
   REAL ESTATE -- 0.22%
      Alexandria Real Estate Equities, Inc.                    70         2,877
      Catellus Development Corp.*                             310         5,704
                                                                   ------------
                                                                          8,581
                                                                   ------------

                          QUAKER SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   RETAIL -- 8.87%
      Applebees International, Inc.                           695  $     23,769
      Cheesecake Factory, Inc.*                             1,007        35,013
      Christopher & Banks Corp.*                            1,350        46,238
      Cost Plus, Inc.*                                        450        11,925
      HOT Topic, Inc.*                                        430        13,498
      Ihop Corp.*                                             150         4,395
      Landry's Restaurants, Inc.                              340         6,341
      O'Reilly Automotive, Inc.*                            2,240        81,693
      Pacific Sunwear Of California, Inc.*                  1,330        27,159
      Panera Bread Co.* 5                                      70        29,663
      Regis Corp.                                             410        10,570
      Sonic Automotive, Inc.*                                 700        16,408
      Sonic Corp.*                                            915        32,940
      Urban Outfitters, Inc.*                                 280         6,754
                                                                   ------------
                                                                        346,366
                                                                   ------------
   SAVINGS & LOANS -- 1.53%
      New York Community Bancorp, Inc.                      2,190        50,085
      Staten Island Bancorp, Inc.                             600         9,786
                                                                   ------------
                                                                         59,871
                                                                   ------------
   SEMICONDUCTORS -- 1.92%
      Alpha Industries, Inc.*                               1,550        33,790
      Rudolph Technologies, Inc.*                             210         7,207
      Triquint Semiconductor, Inc.*                         2,770        33,960
                                                                   ------------
                                                                         74,957
                                                                   ------------
   TELECOMMUNICATIONS -- 5.16%
      Aeroflex, Inc.*                                       1,710        32,370
      Anixter International, Inc.*                            140         4,061
      Commonwealth Telephone Enterprises, Inc.*               720        32,760
      Computer Network Technology Corp.*                    1,720        30,599
      Plantronics, Inc.*                                    1,320        33,845
      Powerwave Technologies, Inc.*                         2,020        34,906
      SBA Communications Corp.*                             2,520        32,810
                                                                   ------------
                                                                        201,351
                                                                   ------------
   TOYS & HOBBIES -- 1.80%
      Action Performance Cos., Inc.*                        2,300        70,403
                                                                   ------------
   TRANSPORTATION -- 0.92%
      Gulfmark Offshore, Inc.*                                230         6,511
      Knight Transportation, Inc.*                          1,568        29,438
                                                                   ------------
                                                                         35,949
                                                                   ------------
      TOTAL COMMON STOCK (COST $3,395,956)                         $  3,731,982
                                                                   ------------

                           QUAKER SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2001 (UNAUDITED)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
INDEX FUNDS -- 3.67
      iShares Russell 2000 Growth Index Fund                1,250  $     72,000
      S&P Mid-cap 400 Depository Receipts                     770        71,379
                                                                   ------------
      TOTAL INDEX FUNDS (COST $135,234)                                 143,379
                                                                   ------------

INVESTMENT COMPANIES -- 1.22%
      Evergreen Money Market Institutional Treasury
         Money Market Fund Institutional Service Shares    47,625        47,625
                                                                   ------------
      TOTAL INVESTMENT COMPANIES (COST $47,625)                          47,625
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $3,578,815)(100.48%)                 3,922,986
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.48%)                     (18,677)
                                                                   ------------
      NET ASSETS (100.00%)                                         $  3,904,309
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt


                       See notes to financial statements


                            QUAKER FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)
                                                                                      PRINCIPAL          VALUE
                                                                                    -------------    -------------
AGENCY OBLIGATIONS -- 16.65%
   FEDERAL HOME LOAN MORTGAGE CORP. -- 13.50%
      Freddie Mac, 6.375%, 08/01/11                                                 $     480,000    $     480,049
      Freddie Mac 22 C, 9.50%, 04/15/20                                                   171,889          183,094
      Freddie Mac 2344 SR-IO, 4.67%, 01/15/31                                          14,848,916          579,271
                                                                                                     -------------
                                                                                                         1,242,414
                                                                                                     -------------
   FEDERAL HOME LOAN MORTGAGE CORP. -- 3.15%
      Fannie Mae, 0.00%, 09/20/02                                                         220,000          216,922
      Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/23                                         99,543           72,443
                                                                                                     -------------
                                                                                                           289,365
                                                                                                     -------------
   TOTAL AGENCY OBLIGATIONS (COST $1,510,797)                                                            1,531,779
                                                                                                     -------------
ASSET BACKED SECURITIES -- 20.58%
   FINANCIAL SERVICES -- 20.58%
      Asset Securitization Corp. 1997-MD7 A1A, 7.32%, 01/13/30                             54,549           57,749
      Chase Commercial Mortgage Securities Corp. 1996-1 A1, 7.60%, 12/18/05                54,800           57,880
      Chase Commercial Mortgage Securities Corp. 1996-2 A2, 6.90%, 09/19/06                85,000           90,003
      Chase Commercial Mortgage Securities Corp. 1999-2 A1, 7.032%, 10/15/08               69,929           74,010
      Commercial Mortgage, 7.03%, 05/15/09                                                 20,000           21,095
      Conseco Finance Securitizations Corp. 2000-1 M2, 9.08%, 05/01/31                     25,000           26,088
      Continental Airlines, 7.373%, 12/15/15                                               25,000          296,906
      CS First Boston Mortgage Securities Corp. 1997-C1 A1B, 7.15%, 08/20/06              340,000           84,647
      CS First Boston Mortgage Securities Corp. 1998-C1 A1A, 6.26%, 12/17/07               46,500           48,225
      CS First Boston Mortgage Securities Corp. 1998-C1 A1B, 6.48%, 05/17/08               90,000           92,785
      Deutsche Mortgage And Asset Receiving Corp. 1998-C1 A2, 6.538%, 02/15/08             65,000           67,030
      DLJ Commercial Mortgage Corp. 1998-CF1 A1B, 6.41%, 02/15/08                          25,000           25,742
      DLJ Commercial Mortgage Corp. 1998-CG1 A1B, 6.41%, 05/10/08                         105,000          108,304
      FDIC REMIC Trust 1996-C1 1A, 6.75%, 05/25/26                                         97,074           99,342
      First Union-Lehman Bros. Comm. Mortgage 1997-C1 A1, 7.15%, 02/18/04                  37,330           38,653
      First Union-Lehman Bros. Comm. Mortgage 1997-C1 A3, 7.38%, 04/18/07                 110,000          118,109
      GMAC Commercial Mortgage Sec. Corp. 1997-C2 A3, 6.566%, 11/15/07                     45,000           46,422
      JP Morgan Commercial Mort. Finance Corp. 1999-C7 A1, 6.18%, 10/15/35                 43,054           44,495
      Lehman Large Loan 1997-LLI A1, 6.79%, 06/12/04                                       40,223           41,675
      Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1, 6.83%, 11/15/21                   62,588           63,332
      Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1, 6.31%, 11/15/26                   23,099           23,818
      Merrill Lynch Mortgage Investors, Inc. 1996-C1 A1, 7.15%, 04/25/28                      955              974
      Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2, 6.39%, 02/15/30                   65,000           66,875
      Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3, 7.12%, 06/18/29                   20,000           21,194
      Morgan Stanley Capital I 1998-HF1 A1, 6.19%, 01/15/07                                33,152           34,423
      Mortgage Capital Funding, Inc. 1998-MC1 A1, 6.417%, 06/18/07                         53,063           55,189
      Mortgage Capital Funding, Inc. 1998-MC3 A1, 6.001%, 11/18/31                         18,863           19,291
      Nomura Asset Securities Corp., 6.3368%                                               50,000           51,612
      Salomon Brothers Mortage Securities VI 1986-1 A, 6.00%, 12/25/11                    116,663          117,537
                                                                                                     -------------
                                                                                                         1,893,405
                                                                                                     -------------
   TOTAL ASSET BACKED SECURITIES (COST $1,773,763)                                                       1,893,405
                                                                                                     -------------
CORPORATE BONDS -- 46.24%
   AIRLINES -- 3.60%
      United Airlines, 7.186%, 04/01/11                                                   380,000          331,105
                                                                                                     -------------
   BANKS -- 0.23%
      BSCH Issuances Ltd, 7.625%, 11/03/2009                                               20,000           21,131
                                                                                                     -------------



                            QUAKER FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)
                                                                                      PRINCIPAL          VALUE
                                                                                    -------------    -------------
CORPORATE BONDS -- (continued)

   FINANCIAL SERVICES -- 6.27%
      Cytec Industries, 6.75%, 03/15/08                                             $      45,000    $      42,952
      HNA Holdings, Inc., 6.125%, 02/01/04                                                 25,000           25,982
      HNA Holdings Inc., 7.125%, 03/15/09                                                 150,000          155,516
      Nova Chemicals, 7.00%, 09/15/05                                                     365,000          352,576
                                                                                                     -------------
                                                                                                           577,026
                                                                                                     -------------
   ENERGY -- 3.51%
      Calpine Energy Corp., 8.5%, 02/15/01                                                355,000          323,039
                                                                                                     -------------
   ENTERTAINMENT & LEISURE -- 1.02%
      Circus Circus, 6.70%, 11/15/96                                                       95,000           93,600
                                                                                                     -------------
   FINANCIAL SERVICES -- 6.67%
      Ford Motor Credit Co., 7.5%, 06/15/03                                               395,000          410,380
      General Motors Acceptance Corp., 5.75%, 11/19/03                                    200,000          203,597
                                                                                                     -------------
                                                                                                           613,977
                                                                                                     -------------
   HOTELS -- 4.40%
      Hilton Hotels, 7.625%, 05/15/08                                                     425,000          405,269
                                                                                                     -------------
   MEDICAL PRODUCTS -- 4.03%
      Bard (C.R.) Inc., 6.7%, 12/01/26                                                    250,000          257,563
      Columbia/HCA, 8.36%, 04/15/24                                                       110,000          113,287
                                                                                                     -------------
                                                                                                           370,850
                                                                                                     -------------
   PAPER PRODUCTS -- 4.60%
      Boise Cascade Co., 6.7%, 12/01/26                                                   400,000          422,394
                                                                                                     -------------
   PIPELINES -- 4.26%
      PG&E Gas Trans., 7.10%, 06/01/05                                                    400,000          392,106
                                                                                                     -------------
   RETAIL -- 4.85%
      Ikon Office Solutions, 6.75%, 11/01/04                                              130,000          126,630
      Safeway Inc., 7.25%, 9/15/19                                                        300,000          319,113
                                                                                                     -------------
                                                                                                           445,743
                                                                                                     -------------
   TELECOMMUNICATIONS -- 2.80%
      Worldcom, Inc., 8.625%, 11/15/09                                                    250,000          257,169
                                                                                                     -------------
   TOTAL CORPORATE BONDS (COST $4,279,851)                                                               4,253,409
                                                                                                     -------------
U.S. GOVERNMENT SECURITIES -- 14.10%
   TREASURY NOTES -- 14.10%
      U.S. Treasury Note, 5.00%, 08/15/111,300,000                                                       1,296,750
                                                                                                     -------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $1,295,539)                                                    1,296,750
                                                                                                     -------------
INVESTMENT COMPANIES -- 0.93%
      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares                                     85,211           85,211
                                                                                                     -------------
   TOTAL INVESTMENT COMPANIES (COST $85,211)                                                                85,211
                                                                                                     -------------
TOTAL INVESTMENTS (COST $8,945,161)(98.50%)                                                              9,060,554
OTHER ASSETS LESS LIABILITIES, NET (1.50%)                                                                 138,386
                                                                                                     -------------
      NET ASSETS (100.00%)                                                                           $   9,198,940
                                                                                                     =============


                       See notes to financial statements


                           QUAKER HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)
                                                                                      PRINCIPAL          VALUE
                                                                                    -------------    -------------
CORPORATE BONDS -- 91.40%
   AGRICULTURAL CHEMICALS -- 3.54%
      IMC Global, Inc., 7.40%, 11/01/02                                             $     290,000    $     301,128
                                                                                                     -------------
   AIRLINES -- 14.32%
      Delta Airlines, Inc., 10.125%, 05/15/10                                             400,000          365,652
      Northwest Airlines, 8.875%, 06/01/06                                                585,000          482,210
      United Airlines, 9.00%, 12/15/03                                                    485,000          371,955
                                                                                                     -------------
                                                                                                         1,219,817
                                                                                                     -------------
   AUTO PARTS & EQUIPMENT -- 2.84%
      Dana Corp., 6.50%, 03/01/09                                                         285,000          241,574
                                                                                                     -------------
   BUILDING -- 4.26%
      Foster Wheeler Corp. 6.75%, 11/15/2005                                              265,000          205,375
      McDermott, Inc., 9.375%, 03/15/02                                                   175,000          157,500
                                                                                                     -------------
                                                                                                           362,875
                                                                                                     -------------
   CHEMICALS -- 3.42%
      Lyondell Chemical Co., 9.875%, 05/01/07                                             290,000          291,450
                                                                                                     -------------
   COMMERCIAL SERVICES -- 3.44%
      Reynolds and Reynolds, 7.00%, 12/15/06                                              280,000          293,258
                                                                                                     -------------
   ELECTRICAL SERVICES -- 6.34%
      Western Resources, Inc., 6.875%, 08/01/04                                           560,000          540,181
                                                                                                     -------------
   INSURANCE -- 4.42%
      Conseco Financing, 8.70%, 11/15/26                                                1,600,000          376,000
                                                                                                     -------------
   MACHINERY -- 2.90%
      Case Corp., 6.25%, 12/01/03                                                         265,000          246,915
                                                                                                     -------------
   MEDICAL INSTRUMENTS -- 2.53%
      FHP International PHY 7.00%, 9/15/03                                                260,000          216,335
                                                                                                     -------------
   RESORTS & Theme Parks -- 0.70%
      Bluegreen Corp., 10.5%, 04/01/08                                                    100,000           59,875
                                                                                                     -------------
   RETAIL STORES -- 5.58%
      K-Mart Corp., 9.375%, 02/01/2006                                                    575,000          475,457
                                                                                                     -------------
   SEMICONDUCTORS -- 23.26%
      Conexant Systems, Inc., 4.25%, 05/01/06                                             585,000          509,681
      International Rectifier Corp., 4.25%, 07/15/07                                      590,000          486,012
      Lattice Semiconductor Corp., 4.75%, 11/01/06                                        440,000          526,900
      Vitesse Semiconductor Corp., 4.00%, 3/15/05                                         590,000          458,725
                                                                                                     -------------
                                                                                                         1,981,318
                                                                                                     -------------
   TELECOMMUNICATIONS -- 11.41%
      Level 3 Communications, 9.125%, 05/01/08                                            585,000          274,950
      Nextel Communication, Inc., 5.25%, 01/15/10                                       1,000,000          603,750
      NTL Communications Corp., 7.00%, 12/15/08                                         1,000,000           93,750
                                                                                                     -------------
                                                                                                           972,450
                                                                                                     -------------
   TRANSPORTATION & SHIPPING -- 2.44%
      Airborne Freight, 7.35%, 09/19/2005300,000                                                           207,944
                                                                                                     -------------
   TOTAL CORPORATE BONDS (COST $8,495,462)                                                               7,786,577
                                                                                                     -------------



                           QUAKER HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)
                                                                                      PRINCIPAL          VALUE
                                                                                    -------------    -------------
OTHER INVESTMENTS-- 7.12%
      Merrill Master Repo Trust                                                     $     606,788    $     606,788
                                                                                                     -------------
      TOTAL OTHER INVESTMENTS (COST $606,788)                                                              606,788
                                                                                                     -------------
TOTAL INVESTMENTS (COST $9,102,250)(98.52%)                                                              8,393,365
OTHER ASSETS LESS LIABILITIES, NET (1.48%)                                                                 125,882
                                                                                                     -------------
      NET ASSETS (100.00%)                                                                           $   8,519,247
                                                                                                     =============



                       See notes to financial statements


                      QUAKER GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (UNAUDITED)
                                                                                      PRINCIPAL          VALUE
                                                                                    -------------    -------------
INVESTMENT COMPANIES-- 99.59%
      Evergreen Money Market Institutional Treasury
        Money Market Fund Institutional Service Shares                              $     686,748    $     686,748
                                                                                                     -------------
      TOTAL INVESTMENT COMPANIES (COST $686,748)                                                           686,748
                                                                                                     -------------
TOTAL INVESTMENTS (COST $686,748)(99.59%)                                                                  686,748
OTHER ASSETS LESS LIABILITIES, NET (0.41%)                                                                   2,801
                                                                                                     -------------
      NET ASSETS (100.00%)                                                                           $     689,549
                                                                                                     =============



                       See notes to financial statements

                   QUAKER-LONG BOW SCIENCE & TECHNOLOGY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (Unaudited)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- 89.76%

   BIOTECHNOLOGY -- 1.90%
      Amgen, Inc.*                                            100  $      5,644
                                                                   ------------
   COMMERCIAL SERVICES -- 3.26%
      Pharmaceutical Product Development, Inc.*               300         9,693
                                                                   ------------
   COMPUTERS -- 10.68%
      EMC Corp.*                                              400         5,376
      Network Appliance, Inc.*                                400         8,748
      Sun Microsystems, Inc.*                                 700         8,638
      Veritas Software Corp.*                                 200         8,964
                                                                   ------------
                                                                         31,726
                                                                   ------------
   COMPUTER SERVICES & SOFTWARE -- 13.95%
      Descartes Systems Group, Inc.*                        1,000         7,450
      Peoplesoft, Inc.*                                       200         8,040
      Rational Software Corp.*                                300         5,850
      Siebel Systems, Inc.*                                   300         8,394
      Sybase, Inc.*                                           400         6,304
      Wind River Systems, Inc.*                               300         5,373
                                                                   ------------
                                                                         41,411
                                                                   ------------
   ELECTRONICS & ELECTRICAL EQUIPMENT -- 8.70%
      Cymer, Inc.*                                            200         5,346
      Flextronics International Ltd.*                         300         7,197
      Jabil Circuit, Inc.*                                    200         4,544
      Koninklijke Philips Electronics N.V                     300         8,733
                                                                   ------------
                                                                         25,820
                                                                   ------------
   INTERNET SERVICES & SOFTWARE -- 14.64%
      Check Point Software Technologies, Inc.*                200         7,978
      Internet Security Systems, Inc.*                        200         6,412
      Interwoven, Inc.*                                       500         4,870
      Macromedia, Inc.*                                       300         5,340
      Safeguard Scientifics, Inc.*                          1,000         3,500
      SonicWALL, Inc.*                                        400         7,776
      VeriSign, Inc.*                                         200         7,608
                                                                   ------------
                                                                         43,484
                                                                   ------------
   SEMICONDUCTORS -- 24.84%
      Applied Micro Circuits Corp.*                           400         4,528
      Broadcom Corp.*                                         200         8,196
      Dupont Photomasks, Inc.*                                200         8,690
      Intel Corp.                                             200         6,290
      International Rectifier Corp.*                          200         6,976
      Intersil Corp.*                                         200         6,450
      Lam Research Corp.*                                     200         4,644
      Micron Technology, Inc.*                                300         9,300
      Novellus Systems, Inc.*                                 200         7,890
      QLogic Corp.*                                           100         4,451
      STMicroelectronics N.V                                  200         6,334
                                                                   ------------
                                                                         73,749
                                                                   ------------

                   QUAKER-LONG BOW SCIENCE & TECHNOLOGY FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2001 (Unaudited)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
                                                         ---------    -------
COMMON STOCK -- (continued)

   TELECOMMUNICATIONS -- 11.79%
      Cisco Systems, Inc.*                                    300  $      5,433
      Nokia Corp. ADR*                                        300         7,359
      Nortel Networks Corp.*                                1,000         7,500
      Powerwave Technologies, Inc.*                           300         5,184
      RF Micro Devices, Inc.*                                 200         3,846
      Utstarcom, Inc.*                                        200         5,700
                                                                   ------------
                                                                         35,022
                                                                   ------------
      TOTAL COMMON STOCK (COST $269,000)                                266,549
                                                                   ------------
OTHER INVESTMENTS -- 13.48%
      Merrill Master Repo Trust                            40,035        40,035
                                                                   ------------
      TOTAL OTHER INVESTMENTS (COST $40,036)                             40,035
                                                                   ------------
TOTAL VALUE OF INVESTMENTS (COST $309,036) (103.24%)                    306,585
LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-3.24%)                      (9,629)
                                                                   ------------
      NET ASSETS (100.00%)                                         $    296,956
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt


                       See notes to financial statements


                            QUAKER INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2001 (UNAUDITED)



                                                                 CORE EQUITY     AGGRESSIVE       MID-CAP       SMALL-CAP
                                                                     FUND       GROWTH FUND     VALUE FUND     VALUE FUND
                                                                 ----------------------------------------------------------
ASSETS:
  Investments, at value (cost $16,114,134, $119,181,615,
    $11,236,079, $20,872,616, $3,578,815, $8,945,161,
    $9,102,250, $686,748, and $309,036) (note 2)                 $16,907,525    $122,624,500    $12,963,181    $23,649,693
  Cash                                                                    --              --             --             --
  Deposits with brokers for securities sold short                         --      12,606,554             --             --
  Receivables:
    Dividends and interest                                            15,927         101,671         22,394          8,411
    Fund shares sold                                                  17,335       2,328,187        269,673          7,211
    Investment securities sold                                         5,914       4,052,090         45,527         47,044
    Due from fund sponsor                                                 --              --             --          3,617
  Deferred organization expenses, net (notes 2 and 4)                     --              --          2,847             --
  Prepaid expenses and other assets                                    1,618          34,674         11,862         12,554
                                                                 -----------    ------------    -----------    -----------
      TOTAL ASSETS                                                16,948,319     141,747,676     13,315,484     23,728,530
                                                                 -----------    ------------    -----------    -----------
 LIABILITIES:
  Payables:
    Securities sold short (proceeds $7,655,180)                           --       7,958,915             --             --
    Fund shares redeemed                                                  --         538,674         20,486          1,192
    Investment securities purchased                                   87,568      11,210,794        179,693        168,581
    Distributions                                                         --              60             72             --
  Accrued expenses                                                    19,791          91,675          7,934         18,112
  Due to sponsor (notes 2 and 3)                                       3,568          24,645          2,558             --
  Due to adviser                                                      11,419         103,507          8,186         86,694
  Other payables                                                          --              --             --             --
                                                                 -----------    ------------    -----------    -----------
      TOTAL LIABILITIES                                              122,346       19,928,27        218,929        274,579
                                                                 -----------    ------------    -----------    -----------
NET ASSETS                                                       $16,825,973    $121,819,406    $13,096,555    $23,453,951
                                                                 ===========    ============    ===========    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $21,853,935    $127,517,058    $11,442,777    $20,447,862
  Undistributed net investment loss                                 (107,926)       (148,082)       (11,817)      (135,711)
  Accumulated net realized gain (loss) on investments             (5,713,427)     (8,688,720)       (61,507)       364,723
  Net unrealized appreciation (depreciation) on investments          793,391       3,139,150      1,727,102      2,777,077
                                                                 -----------    ------------    -----------    -----------
       TOTAL NET ASSETS                                          $16,825,973    $121,819,406    $13,096,555    $23,453,951
                                                                 ===========    ============    ===========    ===========
CLASS A SHARES:
  Net Assets (Applicable to 1,094,185, 6,122,921, 207,104,
    362,303, 11,149, 801,578, 53,749 and 29,407 shares
    outstanding, respectively; unlimited shares of $0.01
    par value, beneficial interest authorized)                   $12,495,356    $109,960,255    $ 2,526,414    $ 5,269,401
                                                                 ===========    ============    ===========    ===========
  Net Asset Value, and redemption price per share                $     11.42    $      17.96    $     12.20    $     14.54
                                                                 ===========    ============    ===========    ===========
  Offering price per share                                       $     12.08    $      19.01    $     12.91    $     15.39
                                                                 ===========    ============    ===========    ===========
CLASS B SHARES:
  Net Assets (Applicable to 9,210, 252,508, 108,910,
    12,975, 3,592, 11,420 and 21,944 shares outstanding,
    respectively; unlimited shares of $0.01 par value,
    beneficial interest authorized)                              $   104,258    $  4,514,981    $ 1,323,981    $   187,334
                                                                 ===========    ============    ===========    ===========
  Net Asset Value, offering and redemption(1) price per share    $     11.32    $      17.88    $     12.16    $     14.44
                                                                 ===========    ============    ===========    ===========
CLASS C SHARES:
  Net Assets (Applicable to 46,383, 170,039, 276,659,
    23,411, 1,503, 82,755, and 8,877 shares outstanding,
    respectively; unlimited shares of $0.01 par value,
    beneficial interest authorized)                              $   521,873    $  3,029,907    $ 3,329,508    $   330,502
                                                                 ===========    ============    ===========    ===========
  Net Asset Value, offering and redemption(1) price per share    $     11.25    $      17.82    $     12.03    $     14.12
                                                                 ===========    ============    ===========    ===========
CLASS I SHARES:
  Net Assets (Applicable to 341,691, 239,737, 481,156,
    1,210,258, 450,351, 6,746, 996,765 and 689,549 shares
    outstanding, respectively; unlimited shares of $0.01
    par value, beneficial interest authorized)                   $ 3,704,486    $  4,314,263    $ 5,916,652    $17,666,714
                                                                 ===========    ============    ===========    ===========
  Net Asset Value, offering and redemption price per share       $     10.84    $      18.00    $     12.30    $     14.60
                                                                 ===========    ============    ===========    ===========



                                                                                                                       LONG BOW
                                                                                                              MONEY     SCIENCE
                                                                 SMALL-CAP       FIXED       HIGH YIELD      MARKET    TECHNOLOGY
                                                                GROWTH FUND   INCOME FUND       FUND          FUND        FUND
                                                                ----------------------------------------------------------------
ASSETS:
  Investments, at value (cost $16,114,134, $119,181,615,
    $11,236,079, $20,872,616, $3,578,815, $8,945,161,
    $9,102,250, $686,748, and $309,036) (note 2)                 $3,922,986    $9,060,554    $ 8,393,365    $686,748    $306,585
  Cash                                                                   --            --             --          --          --
  Deposits with brokers for securities sold short                        --            --             --          --          --
  Receivables:
    Dividends and interest                                              746       152,954        169,806       1,155          43
    Fund shares sold                                                     --        13,529             --          --       1,600
    Investment securities sold                                           --            --             --          --          --
    Due from fund sponsor                                                --            --             --       1,701          --
  Deferred organization expenses, net (notes 2 and 4)                    --            --             --          --          --
  Prepaid expenses and other assets                                      32        10,902             --         589       2,999
                                                                 ----------    ----------    -----------    --------    --------
      TOTAL ASSETS                                                3,923,764     9,237,939      8,563,171     690,193     311,227
                                                                 ----------    ----------    -----------    --------    --------
 LIABILITIES:
  Payables:
    Securities sold short (proceeds $7,655,180)                          --            --             --          --          --
    Fund shares redeemed                                                 --        20,375         25,023          --          --
    Investment securities purchased                                  11,690            --             --          --      13,908
    Distributions                                                        --         1,410          1,354          65          --
  Accrued expenses                                                    4,379         9,145          7,361         579          --
  Due to sponsor (notes 2 and 3)                                        806         2,017          1,982          --          77
  Due to adviser                                                      2,580         6,052          6,341          --         286
  Other payables                                                         --            --          1,863          --          --
                                                                 ----------    ----------    -----------    --------    --------
      TOTAL LIABILITIES                                              19,455        38,999         43,924         644      14,271
                                                                 ----------    ----------    -----------    --------    --------
NET ASSETS                                                       $3,904,309    $9,198,940    $ 8,519,247    $689,549    $296,956
                                                                 ==========    ==========    ===========    ========    ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                $4,291,859    $9,322,345    $10,582,612    $689,549     300,120
  Undistributed net investment loss                                 (38,129)           --             --          --        (713)
  Accumulated net realized gain (loss) on investments              (693,592)     (238,798)    (1,354,480)         --          --
  Net unrealized appreciation (depreciation) on investments         344,171       115,393       (708,885)         --      (2,451)
                                                                 ----------    ----------    -----------    --------    --------
       TOTAL NET ASSETS                                          $3,904,309    $9,198,940    $ 8,519,247    $689,549    $296,956
                                                                 ==========    ==========    ===========    ========    ========
CLASS A SHARES:
  Net Assets (Applicable to 1,094,185, 6,122,921, 207,104,
    362,303, 11,149, 801,578, 53,749 and 29,407 shares
    outstanding, respectively; unlimited shares of $0.01
    par value, beneficial interest authorized)                   $   92,737    $8,171,753    $   423,381                $296,956
                                                                 ==========    ==========    ===========                ========
  Net Asset Value, and redemption price per share                $     8.32    $    10.19    $      7.88                $  10.10
                                                                 ==========    ==========    ===========                ========
  Offering price per share                                       $     8.80    $    10.64    $      8.23                $  10.69
                                                                 ==========    ==========    ===========                ========
CLASS B SHARES:
  Net Assets (Applicable to 9,210, 252,508, 108,910,
    12,975, 3,592, 11,420 and 21,944 shares outstanding,
    respectively; unlimited shares of $0.01 par value,
    beneficial interest authorized)                              $   29,817    $  116,245    $   172,802
                                                                 ==========    ==========    ===========
  Net Asset Value, offering and redemption(1) price per share    $     8.30    $    10.18    $      7.87
                                                                 ==========    ==========    ===========
CLASS C SHARES:
  Net Assets (Applicable to 46,383, 170,039, 276,659,
    23,411, 1,503, 82,755, and 8,877 shares outstanding,
    respectively; unlimited shares of $0.01 par value,
    beneficial interest authorized)                              $   12,475    $  842,293    $    69,857
                                                                 ==========    ==========    ===========
  Net Asset Value, offering and redemption(1) price per share    $     8.30    $    10.18    $      7.87
                                                                 ==========    ==========    ===========
CLASS I SHARES:
  Net Assets (Applicable to 341,691, 239,737, 481,156,
    1,210,258, 450,351, 6,746, 996,765 and 689,549 shares
    outstanding, respectively; unlimited shares of $0.01
    par value, beneficial interest authorized)                   $3,769,280    $   68,649    $ 7,853,207    $689,549
                                                                 ==========    ==========    ===========    ========
  Net Asset Value, offering and redemption price per share       $     8.37    $    10.18    $      7.88    $   1.00
                                                                 ==========    ==========    ===========    ========


(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.



                       See notes to financial statements.



                            QUAKER INVESTMENT TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)


                                                              CORE EQUITY     AGGRESSIVE       MID-CAP      SMALL-CAP     SMALL-CAP
                                                                  FUND       GROWTH FUND     VALUE FUND     VALUE FUND   GROWTH FUND
                                                              ----------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
  Dividends                                                   $    71,561    $    40,121     $   89,800     $ 139,626     $   5,046
  Interest                                                          1,592        821,186          5,532         6,143           489
  Other income                                                         --             --             --            --            --
                                                              -----------    -----------     ----------     ---------     ---------
    TOTAL INCOME                                                   73,153        861,307         95,332       145,769         5,535
                                                              -----------    -----------     ----------     ---------     ---------
EXPENSES:
  Investment advisory fees (note 2)                                68,011        489,255         39,607       180,384        14,782
  Fund administration, accounting, and transfer agent
    fees (note 2)                                                  34,263        169,517         17,957        42,054        11,263
  Custody fees                                                      7,563         11,781          3,167         4,537         9,536
  Shareholder service Sponsor fees (note 3)                        21,253        116,489         12,377        29,094         4,619
  Trustee fees and meeting expenses                                 1,043          5,613            600         1,426           226
  Legal fees                                                        1,251          6,763            720         1,711           272
  Audit fees                                                        3,128         16,839          1,801         4,278           679
  Distribution fees -- Class A                                     15,742        105,158          1,977         6,332            50
  Distribution fees -- Class B                                        514         14,444          3,643           722           129
  Distribution fees -- Class C                                      2,538          9,686         10,849         1,471            24
  Distribution fees -- Class I                                         --             --             --            --            --
  Registration and filing expenses                                 16,639         24,044         10,302         8,765           588
  Printing expenses                                                 2,085         11,271          1,201         2,852           452
  Amortization of deferred organizational expenses (note 4)         2,246          2,246            149         2,246            --
  Other operating expenses                                          4,803         26,284          2,799         6,579         1,044
                                                              -----------    -----------     ----------     ---------     ---------
    TOTAL EXPENSES                                                181,079      1,009,390        107,149       292,451        43,664
      Less:
        Expense reimbursements (note 3)                                --             --             --            --            --
        Sponsor fees waived (note 3)                                   --             --             --        10,971            --
        Investment advisory fees waived (note 2)                       --             --             --            --            --
        Administrator fees waived (note 3)                             --             --             --            --            --
                                                              -----------    -----------     ----------     ----------    ---------
    NET EXPENSES                                                  181,079      1,009,390        107,149       281,480        43,664
                                                              -----------    -----------     ----------     ----------    ---------
      NET INVESTMENT INCOME (LOSS)                               (107,926)      (148,083)       (11,817)     (135,711)      (38,129)
                                                              -----------    -----------     ----------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING
    SHORT SECURITIES)                                          (1,670,414)    (3,507,721)       (51,618)       370,15      (306,725)
  NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                       --     (3,098,516)            --            --            --
  NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS                   --             --         (4,360)           --            --
  NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS       153,923      3,463,729      1,185,870      (745,354)      101,961
                                                              -----------    -----------     ----------     ---------     ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (1,516,491)    (3,142,508)     1,129,892      (375,203)     (204,764)
                                                              -----------    -----------     ----------     ---------     ---------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                           $(1,624,417)   $(3,290,591)    $1,118,075     $(510,914)    $(242,893)
                                                              ===========    ===========     ==========     =========     =========




                                                                                              MONEY     SCIENCE
                                                                   FIXED       HIGH YIELD     MARKET   TECHNOLOGY
                                                                INCOME FUND       FUND         FUND       FUND
                                                              ---------------------------------------------------
INVESTMENT INCOME

INCOME:
  Dividends                                                      $      --    $     8,375    $    --   $    --
  Interest                                                         439,629        521,910     11,501       117
  Other income                                                          --             --         --        --
                                                                 ---------    -----------    -------   -------
    TOTAL INCOME                                                   439,629        530,285     11,501       117
                                                                 ---------    -----------    -------   -------
EXPENSES:
  Investment advisory fees (note 2)                                 33,121         38,417      1,979       306
  Fund administration, accounting, and transfer agent
    fees (note 2)                                                   15,945         17,346      1,299       108
  Custody fees                                                       2,017          2,017        676        --
  Shareholder service Sponsor fees (note 3)                         11,040         12,005        900        77
  Trustee fees and meeting expenses                                    538            588         44         3
  Legal fees                                                           646            705         53         4
  Audit fees                                                         1,614          1,763        131        10
  Distribution fees -- Class A                                      10,385            487         --        77
  Distribution fees -- Class B                                         116            980         --        --
  Distribution fees -- Class C                                       1,432            253         --        --
  Distribution fees -- Class I                                          --             --        900        --
  Registration and filing expenses                                   7,662          1,923      1,521       223
  Printing expenses                                                  1,076          1,176         88         7
  Amortization of deferred organizational expenses (note 4)          2,246             --         --        --
  Other operating expenses                                           2,485          2,704        202        17
                                                                 ---------    -----------    -------   -------
    TOTAL EXPENSES                                                  90,323         80,364      7,793       832
      Less:
        Expense reimbursements (note 3)                                 --             --      3,615        --
        Sponsor fees waived (note 3)                                    --             --        900        --
        Investment advisory fees waived (note 2)                        --             --      1,979         2
        Administrator fees waived (note 3)                              --             --      1,299        --
                                                                 ---------    -----------    -------   -------
    NET EXPENSES                                                    90,323         80,364         --       830
                                                                 ---------    -----------    -------   -------
      NET INVESTMENT INCOME (LOSS)                                 349,306        449,921     11,501      (713)
                                                                 ---------    -----------    -------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS (EXCLUDING
    SHORT SECURITIES)                                              206,528     (1,058,967)        --        --
  NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                        --             --         --        --
  NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS                    --             --         --        --
  NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS       (121,884)      (683,818)        --    (2,451)
                                                                 ---------    -----------    -------   -------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            84,644     (1,742,785)        --    (2,451)
                                                                 ---------    -----------    -------   -------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $ 433,950    $(1,292,864)   $11,501   $(3,164)
                                                                 =========    ===========    =======   =======


                     See notes to the financial statements.


                             QUAKER INVESTMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 CORE EQUITY     AGGRESSIVE       MID-CAP       SMALL-CAP
                                                                     FUND       GROWTH FUND     VALUE FUND     VALUE FUND
                                                                 ------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                  $   (107,926)   $   (148,083)   $   (11,817)   $  (135,711)
  Net realized gain (loss) from investment transactions           (1,670,414)     (6,606,237)       (55,978)       370,151
  Net unrealized appreciation (depreciation) on investments          153,923       3,463,729      1,185,870       (745,354)
                                                                ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   (1,624,417)     (3,290,591)     1,118,075       (510,914)
                                                                ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income -- Class A                                        --        (241,241)            --             --
  Net investment income -- Class B                                        --          (4,448)            --             --
  Net investment income -- Class C                                        --          (2,350)            --             --
  Net investment income -- Class I                                        --         (12,422)            --             --
  Net realized capital gain -- Class A                                    --              --        (49,927)      (262,078)
  Net realized capital gain -- Class B                                    --              --        (24,491)        (8,786)
  Net realized capital gain -- Class C                                    --              --        (81,980)       (16,753)
  Net realized capital gain -- Class I                                    --              --       (159,165)      (919,096)
                                                                ------------    ------------    -----------    -----------
     TOTAL DISTRIBUTIONS                                                  --        (260,461)      (315,563)    (1,206,713)
                                                                ------------    ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from Fund share
    transactions (note 7)                                           (351,721)     53,012,961      3,360,440        115,357
                                                                ------------    ------------    -----------    -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                     (1,976,138)     49,461,909      4,162,952     (1,602,270)
NET ASSETS
  Beginning of period                                             18,802,111      72,357,497      8,933,603     25,056,221
                                                                ------------    ------------    -----------    -----------
  End of period                                                 $ 16,825,973    $121,819,406    $13,096,555    $23,453,951
                                                                ============    ============    ===========    ===========
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                  $   (363,722)   $    320,180    $   (67,881)   $  (244,557)
  Net realized gain (loss) from investment transactions           (4,007,879)     (2,021,608)       562,086      1,792,102
  Net unrealized appreciation (depreciation) on investments       (6,719,432)       (593,019)       (94,713)     3,032,876
                                                                ------------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  (11,091,033)     (2,294,447)       399,492      4,580,421
                                                                ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income -- No Load-Class                                  --        (429,063)            --             --
  Net realized capital gain -- No Load-Class                        (440,241)     (3,189,870)       (41,476)      (875,893)
                                                                ------------    ------------    -----------    -----------
    TOTAL DISTRIBUTIONS                                             (440,241)     (3,618,933)       (41,476)      (875,893)
                                                                ------------    ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from Fund share
    transactions (note 7)                                             52,770      59,807,401        184,238     10,137,495
                                                                ------------    ------------    -----------    -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                    (11,478,504)     53,894,021        542,254     13,842,023

NET ASSETS
  Beginning of period                                             30,280,615      18,463,476      8,391,349     11,214,198
                                                                ------------    ------------    -----------    -----------
  End of period                                                 $ 18,802,111    $ 72,357,497    $ 8,933,603    $25,056,221
                                                                ============    ============    ===========    ===========


                                                                                                                         LONG BOW
                                                                                                              MONEY      SCIENCE
                                                                 SMALL-CAP       FIXED       HIGH YIELD      MARKET    TECHNOLOGY
                                                                GROWTH FUND   INCOME FUND       FUND          FUND        FUND
                                                               -------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                   $  (38,129)   $  349,306    $   449,921    $ 11,501    $    (713)
  Net realized gain (loss) from investment transactions            (306,725)      206,528     (1,058,967)         --           --
  Net unrealized appreciation (depreciation) on investments         101,961      (121,884)      (683,818)         --    $  (2,451)
                                                                 ----------    ----------    -----------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    (242,893)      433,950     (1,292,864)     11,501       (3,164)
                                                                 ----------    ----------    -----------    --------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income -- Class A                                       --      (322,676)       (18,972)         --           --
  Net investment income -- Class B                                       --        (1,817)        (7,979)         --           --
  Net investment income -- Class C                                       --       (15,186)        (2,307)         --           --
  Net investment income -- Class I                                       --        (9,627)      (420,663)    (11,501)          --
  Net realized capital gain -- Class A                                   --            --             --          --           --
  Net realized capital gain -- Class B                                   --            --             --          --           --
  Net realized capital gain -- Class C                                   --            --             --          --           --
  Net realized capital gain -- Class I                                   --            --             --          --           --
                                                                 ----------    ----------    -----------    --------    ---------
     TOTAL DISTRIBUTIONS                                                 --      (349,306)      (449,921)    (11,501)          --
                                                                 ----------    ----------    -----------    --------    ---------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from Fund share
    transactions (note 7)                                           111,270     1,056,436        785,343      16,880      300,120
                                                                 ----------    ----------    -----------    --------    ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                      (131,623)    1,141,080       (957,442)     16,880      296,956
NET ASSETS
  Beginning of period                                             4,035,932     8,057,860      9,476,689     672,669           --
                                                                 ----------    ----------    -----------    --------    ---------
  End of period                                                  $3,904,309    $9,198,940    $ 8,519,247    $689,549    $ 296,956
                                                                 ==========    ==========    ===========    ========    =========
FOR THE FISCAL YEAR ENDED JUNE 30, 2001

INCREASE IN NET ASSETS

OPERATIONS
  Net investment income (loss)                                   $  (34,086)   $  433,607    $   798,657    $  9,788    $      --
  Net realized gain (loss) from investment transactions            (386,867)       (1,998)      (295,514)         --           --
  Net unrealized appreciation (depreciation) on investments         242,210       202,902        (25,067)         --           --
                                                                 ----------    ----------    -----------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    (178,743)      634,511        478,076       9,788           --
                                                                 ----------    ----------    -----------    --------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income -- No Load-Class                                 --      (433,637)     (798,657)      (9,786)          --
  Net realized capital gain -- No Load-Class                             --            --             --          --           --
                                                                 ----------    ----------    -----------    --------    ---------
    TOTAL DISTRIBUTIONS                                                  --      (433,637)      (798,657)     (9,786)          --
                                                                 ----------    ----------    -----------    --------    ---------
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from Fund share
    transactions (note 7)                                         4,214,675      (427,080)     9,797,270     672,667           --
                                                                 ----------    ----------    -----------    --------    ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                     4,035,932      (226,206)     9,476,689     672,669           --

NET ASSETS
  Beginning of period                                                    --     8,284,066             --          --           --
                                                                 ----------    ----------    -----------    --------    ---------
  End of period                                                  $4,035,932    $8,057,860    $ 9,476,689    $672,669    $      --
                                                                 ==========    ==========    ===========    ========    =========


                       See notes to financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             CORE EQUITY FUND
                                      ---------------------------------------------------------------------------------------------
                                              CLASS A                      CLASS B                         CLASS C
                                      ----------------------  ----------------------------- --------------------------------------
                                                                               FOR THE                                  FOR THE
                                        FOR THE                 FOR THE      PERIOD FROM       FOR THE                PERIOD FROM
                                       SIX MONTHS              SIX MONTHS NOVEMBER 14, 2000  SIX MONTHS              JUNE 30, 2000
                                         ENDED        YEAR       ENDED     (COMMENCEMENT OF    ENDED        YEAR   (COMMENCEMENT OF
                                      DECEMBER 31,   ENDED    DECEMBER 31,  OPERATIONS) TO  DECEMBER 31,   ENDED    OPERATIONS) TO
                                         2001       JUNE 30,     2001         JUNE 30,         2001       JUNE 30,      JUNE 30,
                                      (UNAUDITED)     2001    (UNAUDITED)       2001        (UNAUDITED)     2001          2001
                                      -----------   --------  ------------ ---------------- ------------  -------- ---------------
NET ASSET VALUE, BEGINNING OF PERIOD    $12.48       $20.31     $12.42         $16.97         $12.34       $20.33        $19.79
                                        ------       ------     ------         ------         ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)          (0.07)       (0.25)     (0.12)         (0.19)         (0.11)       (0.34)           --
   Net realized and unrealized gain
      on investments                     (0.99)       (7.28)     (0.98)         (4.06)         (0.98)       (7.35)         0.54
                                        ------       ------     ------         ------         ------       ------        ------
      TOTAL FROM INVESTMENT OPERATIONS   (1.06)       (7.53)     (1.10)         (4.25)         (1.09)       (7.69)         0.54
                                        ------       ------     ------         ------         ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    --           --         --             --             --           --            --
   Net realized capital gain                --        (0.30)        --          (0.30)            --        (0.30)           --
                                        ------       ------     ------         ------         ------       ------        ------
      TOTAL DISTRIBUTIONS                   --        (0.30)        --          (0.30)            --        (0.30)           --
                                        ------       ------     ------         ------         ------       ------        ------
NET ASSET VALUE - END OF PERIOD         $11.42       $12.48     $11.32         $12.42         $11.25       $12.34        $20.33
                                        ======       ======     ======         ======         ======       ======        ======

TOTAL RETURN                             (8.49)%(b)  (37.33)%    (8.86)%(b)    (25.36)%(b)     (8.83)%(b)  (38.09)%        2.73%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                  $12,495      $13,888       $104           $112           $522         $550            $5

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                  2.16%        2.11%      2.91%(a)       2.86%(a)       2.91%        2.86%        28.51%(a)
      After expense reimbursements
         and waived fees                  2.16%        2.11%      2.91%(a)       2.86%(a)       2.91%        2.86%         0.00%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                 (1.30)%      (1.58)%    (2.05)%(a)     (2.33)%(a)     (2.05)%(a)   (2.34)%(a)   (28.51)%(a)
      After expense reimbursements
         and waived fees                 (1.30)%      (1.58)%    (2.05)%(a)     (2.33)%(a)     (2.05)%(a)   (2.34)%(a)     0.00%(a)

   PORTFOLIO TURNOVER RATE               49.45%      127.53%     49.45%        127.53%         49.45%      127.53%        82.54%





                                                                      CORE EQUITY FUND
                                      ---------------------------------------------------------------------------------
                                          INSTITUTIONAL CLASS                        NO LOAD CLASS
                                      ----------------------------  ---------------------------------------------------
                                                       FOR THE                                             FOR THE
                                        FOR THE      PERIOD FROM                                         PERIOD FROM
                                       SIX MONTHS   JULY 14, 2000                                     NOVEMBER 25, 1996
                                         ENDED     (COMMENCEMENT OF    YEAR          YEAR       YEAR  (COMMENCEMENT OF
                                      DECEMBER 31,  OPERATIONS) TO    ENDED         ENDED      ENDED    OPERATIONS) TO
                                          2001        JUNE 30,       JUNE 30,      JUNE 30,   JUNE 30,    JUNE 30,
                                      (UNAUDITED)       2001           2000          1999       1998        1997
                                      ------------ ---------------   -------       --------   -------- ----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $11.83        $20.37         $17.78        $14.42     $11.61      $10.00
                                         ------        ------         ------        ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)           (0.06)        (0.18)         (0.18)        (0.06)        --        0.04
   Net realized and unrealized gain
      on investments                      (0.93)        (8.06)          3.09          4.10       2.81        1.61
                                         ------        ------         ------        ------     ------      ------
      TOTAL FROM INVESTMENT OPERATIONS    (0.99)        (8.24)          2.91          4.04       2.81       1.65
                                         ------        ------         ------        ------     ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     --            --             --            --         --       (0.04)
   Net realized capital gain                 --         (0.30)         (0.38)        (0.68)        --         --
                                         ------        ------         ------        ------     ------      ------
      TOTAL DISTRIBUTIONS                    --         (0.30)         (0.38)        (0.68)        --       (0.04)
                                         ------        ------         ------        ------     ------      ------
NET ASSET VALUE - END OF PERIOD          $10.84        $11.83         $20.31        $17.78     $14.42      $11.61
                                         ======        ======         ======        ======     ======      ======

TOTAL RETURN                              (8.37)%(b)   (40.71)%(b)    16.34%         28.16%     24.20%      16.50%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                    $3,705        $4,252        $30,275       $25,407     $4,777        $519

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                   1.91%(a)      1.86%(a)       1.70%         1.44%      3.48%      21.30%(a)
      After expense reimbursements
         and waived fees                   1.91%(a)      1.86%(a)       1.48%         1.29%      1.35%       1.35%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                  (1.05)%(a)    (1.33)%(a)     (1.17)%       (0.73)%    (2.10)%    -19.47%(a)
      After expense reimbursements
         and waived fees                  (1.05)%(a)    (1.33)%(a)     (0.95)%       (0.58)%     0.03%       0.49%(a)

   PORTFOLIO TURNOVER RATE                49.45%           xx          82.54%        78.45%     64.36%      11.49%


(a) Annualized
(b) Aggregate total return, not annualized.


                     See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         AGGRESSIVE GROWTH FUND
                                         -------------------------------------------------------------------------------------------
                                                 CLASS A                      CLASS B                         CLASS C
                                         ------------------------------  ----------------------------- ----------------------------
                                                            FOR THE                        FOR THE                       FOR THE
                                           FOR THE        PERIOD FROM      FOR THE       PERIOD FROM      FOR THE      PERIOD FROM
                                          SIX MONTHS      JULY 6, 2000    SIX MONTHS   AUGUST 1, 2000   SIX MONTHS    JULY 11, 2000
                                            ENDED        (COMMENCEMENT      ENDED      (COMMENCEMENT       ENDED     (COMMENCEMENT
                                         DECEMBER 31,    OF OPERATIONS)  DECEMBER 31,  OF OPERATIONS)   DECEMBER 31, OF OPERATIONS)
                                             2001          TO JUNE 30,       2001        TO JUNE 30,       2001        TO JUNE 30,
                                         (UNAUDITED)          2001       (UNAUDITED)        2001       (UNAUDITED)        2001
                                         -----------     --------------  ------------  --------------  ------------ ---------------
NET ASSET VALUE, BEGINNING OF PERIOD        $18.69           $22.64         $18.66         $22.89         $18.59         $22.83
                                            ------           ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)              (0.03)           (0.17)         (0.10)         (0.06)         (0.10)         (0.01)
   Net realized and unrealized gain
      on investments                         (0.66)           (1.24)         (0.66)         (1.32)         (0.65)         (1.39)
                                            ------           ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT OPERATIONS       (0.69)           (1.07)         (0.76)         (1.38)         (0.75)         (1.40)
                                            ------           ------         ------         ------         ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     (0.04)           (0.34)         (0.02)         (0.31)         (0.02)         (0.30)
   Net realized capital gain                    --            (2.54)            --          (2.54)            --          (2.54)
   Distribution in excess of net
      realized gain                             --               --             --             --             --             --
                                            ------           ------         ------         ------         ------         ------
      TOTAL DISTRIBUTIONS                    (0.04)           (2.88)         (0.02)         (2.85)         (0.02)         (2.84)
                                            ------           ------         ------         ------         ------         ------
NET ASSET VALUE - END OF PERIOD             $17.96           $18.69         $17.88         $18.66         $17.82         $18.59
                                            ======           ======         ======         ======         ======         ======
TOTAL RETURN                                 (3.68)%(b)       (5.06)%(b)     (3.58)%(b)      6.33%(b)      (3.56)%(b)     (6.49)%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                     $109,960          $64,637         $4,515         $2,023         $3,030         $1,469

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                      2.13%            2.32%          2.88%(a)       3.07%(a)       2.88%(a)       3.07%(a)
      After expense reimbursements
         and waived fees                      2.13%            2.32%          2.88%(a)       3.07%(a)       2.88%(a)       3.07%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                     (0.29)%          (0.88)%        (1.04)%(a)      0.13%(a)      (1.04)%(a)     (0.13)%(a)
      After expense reimbursements
         and waived fees                     (0.29)%          (0.88)%        (1.04)%(a)      0.13%(a)      (1.04)%(a)     (0.13)%(a)

   PORTFOLIO TURNOVER RATE                  399.05%          641.59%        399.05         641.59%        399.05%        641.59%






                                                                         AGGRESSIVE GROWTH FUND
                                         ----------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS                        NO LOAD CLASS
                                         -----------------------------   --------------------------------------------------------
                                                           FOR THE                                                   FOR THE
                                           FOR THE       PERIOD FROM                                               PERIOD FROM
                                         SIX MONTHS     JULY 20, 2000                                           NOVEMBER 25, 1996
                                            ENDED       (COMMENCEMENT       YEAR          YEAR        YEAR      (COMMENCEMENT OF
                                         DECEMBER 31,   OF OPERATIONS)     ENDED         ENDED        ENDED      OPERATIONS) TO
                                            2001          TO JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,       JUNE 30,
                                         (UNAUDITED)         2001           2000          1999        1998            1997
                                         ------------   --------------    --------      --------     -------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD       $18.72           $23.16         $14.10        $12.01      $11.16          $10.00
                                           ------           ------         ------        ------      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                --             0.28           0.24          0.12          --            0.04
   Net realized and unrealized gain
      on investments                        (0.67)           (1.82)          9.88          5.54        2.69            1.23
                                           ------           -------        ------        ------      ------          ------
      TOTAL FROM INVESTMENT OPERATIONS      (0.67)           (1.54)         10.12          5.66        2.69            1.27
                                           ------           -------        ------        ------      ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    (0.05)           (0.36)         (0.06)        (0.12)         --           (0.04)
   Net realized capital gain                   --            (2.54)         (1.52)        (3.45)      (1.38)          (0.07)
   Distribution in excess of net
      realized gain                            --               --             --            --       (0.46)             --
                                           ------           ------         ------        ------      ------          ------
      TOTAL DISTRIBUTIONS                   (0.05)           (2.90)         (1.58)        (3.57)      (1.84)          (0.11)
                                          -------           ------         ------        ------      ------          ------
NET ASSET VALUE - END OF PERIOD            $18.00           $18.72         $22.64        $14.10      $12.01          $11.16
                                           ======           ======         ======        ======      ======          ======
TOTAL RETURN                                (3.57)%(b)       (6.92)%(b)     73.68%        49.44%      26.57%          12.68%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                      $4,314           $4,229        $18,463        $3,865      $1,714          $1,121

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                     1.88%(a)         2.07%(a)       2.02%         2.84%       8.09%          13.44%(a)
      After expense reimbursements
         and waived fees                     1.88%(a)         2.07%(a)       1.57%         1.35%       1.35%           1.34%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                    (0.04)%(a)        1.13%(a)       1.40%        (0.45)%     (6.72)%         (9.18)%(a)
      After expense reimbursements
         and waived fees                    (0.04)%(a)        1.13%(a)       1.84%         1.04%      (0.04)%          0.64%(a)

   PORTFOLIO TURNOVER RATE                 399.05%          641.59%        886.14%      1696.00%     887.13%         778.01%


(a) Annualized.
(b) Aggregate total return, not annualized.

                       See notes to financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            MID-CAP VALUE FUND
                                      -------------------------------------------------------------------------------------
                                              CLASS A                     CLASS B                         CLASS C
                                      -----------------------  -----------------------------  -----------------------------
                                                                                 FOR THE                        FOR THE
                                        FOR THE                  FOR THE       PERIOD FROM      FOR THE       PERIOD FROM
                                       SIX MONTHS               SIX MONTHS   JANUARY 4, 2001  SIX MONTHS     JULY 31, 2000
                                         ENDED         YEAR       ENDED     (COMMENCEMENT OF    ENDED      (COMMENCEMENT OF
                                      DECEMBER 31,    ENDED    DECEMBER 31,  OPERATIONS) TO  DECEMBER 31,  OPERATIONS) TO
                                         2001        JUNE 30,     2001          JUNE 30,         2001          JUNE 30,
                                      (UNAUDITED)      2001    (UNAUDITED)        2001       (UNAUDITED)         2001
                                      -----------    --------  ------------ ---------------- ------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD    $11.41        $10.75     $11.38         $10.41         $11.31          $10.00
                                        ------        ------     ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)          (0.01)        (0.13)     (0.05)         (0.07)         (0.05)          (0.18)
   Net realized and unrealized gain
      on investments                      1.14          0.87       1.17           1.04           1.11            1.57
                                        ------        ------     ------         ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS    1.13          0.74       1.12           0.97           1.06            1.39
                                        ------        ------     ------         ------         ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    --            --         --             --             --              --
   Net realized capital gain             (0.34)        (0.08)     (0.34)            --          (0.34)          (0.08)
   Distribution in excess of net
      realized gain                         --            --         --             --             --              --
                                        ------        ------     ------         ------         ------          ------
      TOTAL DISTRIBUTIONS                (0.34)        (0.08)     (0.34)            --          (0.34)          (0.08)
                                        ------        ------     ------         ------         ------          ------
NET ASSET VALUE - END OF PERIOD         $12.20        $11.41     $12.16         $11.38         $12.03          $11.31
                                        ======        ======     ======         ======         ======          ======
TOTAL RETURN                             10.06%(b)      6.95%     10.00%(b)       0.89%(b)       9.53%(b)      (13.96)%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                   $2,526        $1,405     $1,324           $520         $3,330          $1,523

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                  2.08%         2.63%      2.83%(a)      3.38%(a)        2.83%(a)        3.38%(a)
      After expense reimbursements
         and waived fees                  2.08%         2.63%      2.83%(a)      3.38%(a)        2.83%(a)        3.38%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                 (0.16)%       (1.05)%    (0.91)%(a)     (1.80)%(a)     (0.91)%(a)      (1.80)%(a)
      After expense reimbursements
         and waived fees                 (0.16)%       (1.05)%    (0.91)%(a)     (1.80)%(a)     (0.91)%(a)      (1.80)%(a)

   PORTFOLIO TURNOVER RATE               39.32%       195.06%     39.32%         195.06%         39.32%         195.06%





                                                                    MID-CAP VALUE FUND
                                         --------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS                        NO LOAD CLASS
                                         -------------------------------  -----------------------------------------
                                                             FOR THE                                     FOR THE
                                            FOR THE        PERIOD FROM                                 PERIOD FROM
                                           SIX MONTHS   NOVEMBER 21, 2000                            JANUARY 6, 1998
                                             ENDED      (COMMENCEMENT OF    YEAR          YEAR     (COMMENCEMENT OF
                                          DECEMBER 31,   OPERATIONS) TO     ENDED         ENDED      OPERATIONS) TO
                                             2001           JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,
                                          (UNAUDITED)         2001           2000          1999           1998
                                         ------------ ------------------  --------      -------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD       $11.49           $10.17         $11.00        $10.93         $10.00
                                           ------           ------         ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)              0.01            (0.04)         (0.03)           --          (0.02)
   Net realized and unrealized gain
      on investments                         1.14             1.44          (0.22)         0.23           0.95
                                           ------           ------         -------       ------         ------
      TOTAL FROM INVESTMENT OPERATIONS       1.15             1.40          (0.25)         0.23           0.93
                                           ------           ------         ------        ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       --               --             --            --             --
   Net realized capital gain                (0.34)           (0.08)            --         (0.16)            --
   Distribution in excess of net
      realized gain                            --               --             --            --             --
                                           ------           ------         ------        ------         ------
      TOTAL DISTRIBUTIONS                   (0.34)           (0.08)            --         (0.16)            --
                                           ------           ------         ------        ------         ------
NET ASSET VALUE - END OF PERIOD            $12.30           $11.49         $10.75        $11.00         $10.93
                                           ======           ======         ======        ======         ======
TOTAL RETURN                                10.17%(a)        13.83%(a)      (2.27)%        2.68%          9.30%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                      $5,917           $5,485         $8,391       $12,155         $9,033

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                     1.83%(a)         2.38%(a)       1.99%         1.63%          1.97%(a)
      After expense reimbursements
         and waived fees                     1.83%(a)         2.38%(a)       1.43%         1.35%          1.35%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                    (0.09)%(a)       (0.80)%(a)     (0.78)%       (0.33)%        (0.93)%(a)
      After expense reimbursements
         and waived fees                    (0.09)%(a)       (0.80)%(a)     (0.22)%       (0.05)%        (0.31)%(a)

   PORTFOLIO TURNOVER RATE                  39.32%          195.06%         38.59%        69.59%         13.86%


(a) Annualized
(b) Aggregate total return, not annualized.

                     See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       SMALL-CAP VALUE FUND
                                      ---------------------------------------------------------------------------------------
                                              CLASS A                     CLASS B                         CLASS C
                                      -----------------------  -----------------------------  -----------------------------
                                                                                 FOR THE                         FOR THE
                                        FOR THE                  FOR THE       PERIOD FROM       FOR THE       PERIOD FROM
                                       SIX MONTHS               SIX MONTHS  NOVEMBER 14, 2001  SIX MONTHS       JULY 28, 2000
                                         ENDED         YEAR       ENDED     (COMMENCEMENT OF     ENDED      (COMMENCEMENT OF
                                      DECEMBER 31,    ENDED    DECEMBER 31,  OPERATIONS) TO    DECEMBER 31,  OPERATIONS) TO
                                          2001       JUNE 30,     2001          JUNE 30,          2001          JUNE 30,
                                      (UNAUDITED)      2001    (UNAUDITED)        2001         (UNAUDITED)        2001
                                      -----------    --------  ------------ ----------------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $15.63       $12.57     $15.59          $13.90          $15.25          $12.46
                                         ------       ------     ------          ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)           (0.10)       (0.16)     (0.15)          (0.26)          (0.15)          (0.37)
   Net realized and unrealized gain
      on investments                      (0.23)        3.83      (0.24)           2.56           (0.22)           3.77
                                         ------       ------     ------          ------          ------          ------
      TOTAL FROM INVESTMENT OPERATIONS    (0.33)        3.67      (0.39)           2.30           (0.37)           3.40
                                         ------       ------     ------          ------          ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     --           --         --              --              --              --
   Net realized capital gain              (0.76)       (0.61)     (0.76)          (0.61)          (0.76)          (0.61)
   Distribution in excess of net
      realized gain                          --           --         --              --              --              --
                                         ------       ------     ------          ------          ------          ------
      TOTAL DISTRIBUTIONS                 (0.76)       (0.61)     (0.76)          (0.61)          (0.76)          (0.61)
                                         ------       ------     ------          ------          ------          ------
NET ASSET VALUE - END OF PERIOD          $14.54       $15.63     $14.44          $15.59          $14.12          $15.25
                                         ======       ======     ======          ======          ======          ======
TOTAL RETURN                              (1.96)%(b)   29.67%     (2.35)%(b)      16.96%(b)       (2.27)%(b)     (27.82)%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                    $5,269       $5,522       $187            $104            $331            $273

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                   2.69%        2.65%      3.44%(a)        3.48%(a)        3.44%(a)       3.48%(a)
      After expense reimbursements
         and waived fees                   2.60%        2.65%      3.35%(a)        3.48%(a)        3.35%(a)       3.48%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                  (1.44)%      (1.46)%    (2.19)%(a)      (2.29)%(a)      (2.19)%(a)     (2.29)%(a)
      After expense reimbursements
         and waived fees                  (1.35)%      (1.46)%    (2.10)%(a)      (2.29)%(a)      (2.10)%(a)     (2.29)%(a)

   PORTFOLIO TURNOVER RATE                41.51%      124.37%     41.51%         124.37%          41.51%         124.37%





                                                                        SMALL-CAP VALUE FUND
                                       ----------------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS                               NO LOAD CLASS
                                       ------------------------------  --------------------------------------------------------
                                                          FOR THE                                                  FOR THE
                                         FOR THE        PERIOD FROM                                              PERIOD FROM
                                       SIX MONTHS   SEPTEMBER 12, 2000                                        NOVEMBER 25, 1996
                                          ENDED      (COMMENCEMENT OF       YEAR          YEAR      YEAR       (COMMENCEMENT OF
                                       DECEMBER 31,    OPERATIONS) TO      ENDED         ENDED      ENDED       OPERATIONS) TO
                                           2001          JUNE 30,         JUNE 30,      JUNE 30,   JUNE 30,       JUNE 30,
                                        (UNAUDITED)        2001             2000          1999       1998           1997
                                       ------------ ------------------    --------      -------    -------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $15.67          $14.17           $12.81        $13.47     $11.53         $10.00
                                          ------          ------           ------        ------     ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)            (0.08)          (0.17)           (0.02)        (0.04)     (0.01)          0.01
   Net realized and unrealized gain
      on investments                       (0.23)           2.28             0.19         (0.40)      2.99           2.02
                                          ------          ------           ------        ------     ------         ------
      TOTAL FROM INVESTMENT OPERATIONS     (0.31)           2.11             0.17         (0.44)      2.98           2.03
                                          ------          ------           ------        ------     ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                      --              --               --            --         --          (0.01)
   Net realized capital gain               (0.76)          (0.61)           (0.41)        (0.22)     (1.04)         (0.49)
   Distribution in excess of net
      realized gain                           --              --               --            --         --             --
                                          ------          ------           ------        ------     ------         ------
      TOTAL DISTRIBUTIONS                  (0.76)          (0.61)           (0.41)        (0.22)     (1.04)         (0.50)
                                          ------          ------           ------        ------     ------         ------
NET ASSET VALUE - END OF PERIOD           $14.60          $15.67           $12.57        $12.81     $13.47         $11.53
                                          ======          ======           ======        ======     ======         ======
TOTAL RETURN                               (1.82)%(b)     (15.31)%(b)        1.38%        (2.96)%    27.04%         20.35%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                    $17,667         $19,158          $11,214       $13,020     $3,792         $1,333

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                    2.44%(a)        2.48%(a)         1.58%         1.78%      4.20%         10.50%(a)
      After expense reimbursements
         and waived fees                    2.35%(a)        2.48%(a)         1.35%         1.35%      1.35%          1.31%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                   (1.19)%(a)      (1.29)%(a)       (0.37)%       (0.82)%    (3.03)%        (8.96)%(a)
      After expense reimbursements
         and waived fees                   (1.10)%(a)      (1.29)%(a)       (0.14)%       (0.40)%    (0.18)%         0.22%(a)

   PORTFOLIO TURNOVER RATE                 41.51%         124.37%          138.59%       113.99%    129.58%         90.63%


(a) Annualized.
(b) Aggregate total return, not annualized.

                     See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         SMALL-CAP GROWTH FUND
                                         ---------------------------------------------------------------------------------------
                                                      CLASS A                          CLASS B                       CLASS C
                                         --------------------------------   -------------------------------    -----------------
                                                                                                                     FOR THE
                                                             FOR THE                            FOR THE            PERIOD FROM
                                           FOR THE         PERIOD FROM        FOR THE         PERIOD FROM        OCTOBER 17, 2001
                                          SIX MONTHS      JUNE 14, 2001      SIX MONTHS      MARCH 15, 2001      (COMMENCEMENT OF
                                            ENDED        (COMMENCEMENT OF      ENDED        (COMMENCEMENT OF      OPERATIONS) TO
                                         DECEMBER 31,     OPERATIONS) TO      DECEMBER 31,   OPERATIONS) TO        DECEMBER 31,
                                             2001            JUNE 30,           2001            JUNE 30,              2001
                                         (UNAUDITED)           2001          (UNAUDITED)         2001              (UNAUDITED)
                                         -----------     ----------------   ------------   ----------------     ----------------

NET ASSET VALUE, BEGINNING OF PERIOD        $8.89             $8.71            $8.90            $7.96               $7.56
                                            -----             -----            -----            -----               -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)             (0.10)            (0.01)           (0.12)           (0.06)              (0.06)
   Net realized and unrealized gain
      on investments                        (0.47)             0.19            (0.48)            1.00                0.80
                                            -----             -----             ----            -----               -----
      TOTAL FROM INVESTMENT OPERATIONS      (0.57)             0.18            (0.60)            0.94                0.74
                                            -----             -----             ----            -----               -----
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       --                --               --               --                  --
   Net realized capital gain                   --                --               --               --                  --
                                            -----             -----             ----            -----               -----
      TOTAL DISTRIBUTIONS                      --                --               --               --                  --
                                            -----             -----             ----            -----               -----
NET ASSET VALUE - END OF PERIOD             $8.32             $8.89            $8.30            $8.90               $8.30
                                            =====             =====            =====            =====               =====
TOTAL RETURN                                (6.41)%(a)         2.07%(b)        (6.74)%(b)       11.81%(b)           10.67%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                         $93               $31              $30              $27                 $12

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                     2.60%(a)           286%(a)         3.35%(a)         3.61%(a)            3.35%(a)
      After expense reimbursements
         and waived fees                     2.60%(a)          2.26%(a)         3.35%(a)         3.01%(a)            3.35%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                    (2.30)%(a)        (2.49)%(a)       (3.05)%(a)       (3.24)%(a)          (3.05)%(a)
      After expense reimbursements
         and waived fees                    (2.30)%(a)        (2.02)%(a)       (3.05)%(a)       (2.77)%(a)          (3.05)%(a)

   PORTFOLIO TURNOVER RATE                  99.58%           151.73%           99.58%          151.73%              99.58%




                                              SMALL-CAP GROWTH FUND
                                         -------------------------------
                                               INSTITUTIONAL CLASS
                                         -------------------------------
                                                             FOR THE
                                           FOR THE         PERIOD FROM
                                          SIX MONTHS   SEPTEMBER 18, 2000
                                            ENDED       (COMMENCEMENT OF
                                         DECEMBER 31,    OPERATIONS) TO
                                             2001           JUNE 30,
                                         (UNAUDITED)          2001
                                         -----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD        $8.93            $10.00
                                            -----            ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)             (0.08)            (0.11)
   Net realized and unrealized gain
      on investments                        (0.48)            (0.96)
                                            -----            ------
      TOTAL FROM INVESTMENT OPERATIONS      (0.56)            (1.07)
                                            -----            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       --                --
   Net realized capital gain                   --                --
                                            -----            ------
      TOTAL DISTRIBUTIONS                      --                --
                                            -----            ------
NET ASSET VALUE - END OF PERIOD             $8.37             $8.93
                                            =====            ======
TOTAL RETURN                                (6.27)%(b)       (10.70)%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                      $3,769            $3,978

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                     2.35%(a)          2.61%(a)
      After expense reimbursements
         and waived fees                     2.35%(a)          2.01%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                    (2.05)%(a)        (2.24)%(a)
      After expense reimbursements
         and waived fees                    (2.05)%(a)        (2.05)%(a)

   PORTFOLIO TURNOVER RATE                  99.58%           151.73%


(a) Annualized.
(b) Aggregate total return, not annualized.

                     See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             FIXED INCOME FUND
                                           --------------------------------------------------------------------------------------
                                                   CLASS A                     CLASS B                         CLASS C
                                           -----------------------  -----------------------------  -----------------------------
                                                                                     FOR THE                         FOR THE
                                             FOR THE                  FOR THE      PERIOD FROM        FOR THE       PERIOD FROM
                                            SIX MONTHS               SIX MONTHS    APRIL 5, 2001     SIX MONTHS   JANUARY 12, 2001
                                              ENDED         YEAR       ENDED     (COMMENCEMENT OF      ENDED      (COMMENCEMENT OF
                                           DECEMBER 31,    ENDED    DECEMBER 31,  OPERATIONS) TO    DECEMBER 31,   OPERATIONS) TO
                                               2001       JUNE 30,      2001         JUNE 30,           2001          JUNE 30,
                                           (UNAUDITED)      2001    (UNAUDITED)       2001          (UNAUDITED)         2001
                                           -----------    --------  ------------ ----------------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $10.06        $9.85      $10.66         $10.33          $10.06         $10.14
                                              ------       ------      ------         ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                 0.41         0.55        0.38           0.09            0.38           0.20
   Net realized and unrealized gain
      on investments                            0.13         0.21        0.12          (0.25)           0.12          (0.05)
                                              ------       ------      ------         ------          ------         ------
      TOTAL FROM INVESTMENT OPERATIONS          0.54         0.76        0.50          (0.16)           0.50          (0.15)
                                              ------       ------      ------         ------          ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (0.41)       (0.55)      (0.38)         (0.11)          (0.38)         (0.23)
   Net realized capital gain                      --           --          --             --              --             --
                                              ------       ------      ------         ------          ------         ------
      TOTAL DISTRIBUTIONS                      (0.41)       (0.55)      (0.38)         (0.11)          (0.38)         (0.23)
                                              ------       ------      ------         ------          ------         ------
NET ASSET VALUE - END OF PERIOD               $10.19       $10.06      $10.18         $10.06          $10.18         $10.06
                                              ======       ======      ======         ======          ======         ======
TOTAL RETURN                                    5.34%(b)     2.46%      (4.00)%(b)     (1.55)%          4.01%          1.46%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
         (000'S OMITTED)                      $8,172       $7,991        $116             $1            $842            $32

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                        2.02%        2.08%       2.77%          2.90%           2.77%          2.90%
      After expense reimbursements
         and waived fees                        2.02%        2.08%       2.77%          2.90%           2.77%          2.90%

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                        7.92%        5.43%       7.17%          5.61%           7.17%          5.61%
      After expense reimbursements
         and waived fees                        7.92%        5.43%       7.17%          5.61%           7.17%          5.61%

   PORTFOLIO TURNOVER RATE                     68.21%      180.47%      68.21%        180.47%          68.21%        180.47%





                                                                              FIXED INCOME FUND
                                           -----------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS                               NO LOAD CLASS
                                           -------------------------------  --------------------------------------------------------
                                                               FOR THE                                                  FOR THE
                                              FOR THE        PERIOD FROM                                              PERIOD FROM
                                            SIX MONTHS     APRIL 16, 2001                                        NOVEMBER 25, 1996
                                               ENDED      (COMMENCEMENT OF       YEAR          YEAR      YEAR       (COMMENCEMENT OF
                                            DECEMBER 31,    OPERATIONS) TO      ENDED         ENDED      ENDED       OPERATIONS) TO
                                                2001          JUNE 30,         JUNE 30,      JUNE 30,   JUNE 30,       JUNE 30,
                                             (UNAUDITED)        2001             2000          1999       1998           1997
                                            ------------ -----------------     --------      --------   -------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.06          $10.25           $10.13        $10.41      $9.89         $10.00
                                               ------          ------           ------        ------     ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.42            0.11             0.25          0.48       0.47           0.26
   Net realized and unrealized gain
      on investments                             0.12           (0.16)           (0.28)        (0.27)      0.50          (0.11)
                                               ------          ------           ------        ------     ------         ------
      TOTAL FROM INVESTMENT OPERATIONS           0.54           (0.05)           (0.03)         0.21       0.97           0.15
                                               ------          ------           ------        ------     ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.42)          (0.14)           (0.25)        (0.48)     (0.45)         (0.26)
   Net realized capital gain                       --              --               --         (0.01)        --             --
                                               ------          ------           ------        ------     ------         ------
      TOTAL DISTRIBUTIONS                       (0.42)          (0.14)           (0.25)        (0.49)     (0.45)         (0.26)
                                               ------          ------           ------        ------     ------         ------
NET ASSET VALUE - END OF PERIOD                $10.18          $10.06            $9.85        $10.13     $10.41          $9.89
                                               ======          ======           ======        ======     ======         ======
TOTAL RETURN                                     5.37%(b)       (0.52)%          (0.33)%        1.84%      9.97%          1.57%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
         (000'S OMITTED)                          $69             $34           $6,601        $7,675     $5,682           $576

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
      Before expense reimbursements
         and waived fees                         1.77%           1.90%            1.41%         1.41%      2.53%         16.56%(a)
      After expense reimbursements
         and waived fees                         1.77%           1.90%            0.90%         0.90%      0.90%          0.90%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                         8.17%           5.61%            4.41%         4.03%      2.96%        (10.87)%(a)
      After expense reimbursements
         and waived fees                         8.17%           5.61%            4.92%         4.54%      4.59%          4.79%(a)

   PORTFOLIO TURNOVER RATE                      68.21%         180.47%           98.83%       276.94%     81.55%          0.00%


(a) Annualized.
(b) Aggregate total return, not annualized.

                     See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               HIGH YIELD FUND
                                           --------------------------------------------------------------------
                                                       CLASS A                            CLASS B
                                           ---------------------------------    -------------------------------
                                                                FOR THE                              FOR THE
                                             FOR THE          PERIOD FROM        FOR THE          PERIOD FROM
                                            SIX MONTHS     SEPTEMBER 5, 2000    SIX MONTHS     OCTOBER 17, 2000
                                              ENDED        (COMMENCEMENT OF       ENDED        (COMMENCEMENT OF
                                           DECEMBER 31,     OPERATIONS) TO      DECEMBER 31,    OPERATIONS) TO
                                               2001            JUNE 30,            2001            JUNE 30,
                                           (UNAUDITED)           2001           (UNAUDITED)          2001
                                           -----------     -----------------    -----------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD           $9.46            $9.68              $9.45             $9.34
                                              ------           ------             ------            ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                 0.39             0.92               0.36              0.65
   Net realized and unrealized gain
      on investments                           (1.58)           (0.35)             (1.58)             0.15
                                              ------           ------             ------            ------
      TOTAL FROM INVESTMENT OPERATIONS         (1.19)           0.57              (1.22)              0.80
                                              ------           ------             ------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (0.39)           (0.79)             (0.36)            (0.69)
   Net realized capital gain                      --               --                 --                --
   Distribution in excess of net
      realized gain                               --               --                 --                --
                                              ------           ------             ------            ------
      TOTAL DISTRIBUTIONS                      (0.39)           (0.79)             (0.36)            (0.69)
                                              ------           ------             ------            ------
NET ASSET VALUE - END OF PERIOD                $7.88            $9.46              $7.87             $9.45
                                              ======           ======             ======            ======
TOTAL RETURN                                  (12.72)%(b)        6.29%(b)         (13.11)%(b)         8.92%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                           $423             $212               $173              $122

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
   Before expense reimbursements
      and waived fees                           1.89%(a)         2.35%              2.64%             3.10%
   After expense reimbursements
      and waived fees                           1.89%(a)         2.35%              2.64%             3.10%

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                        9.16%(a)        10.23%              8.41%             9.48%
      After expense reimbursement
         and waived fees                        9.16%(a)        10.23%              8.41%             9.48%

   PORTFOLIO TURNOVER RATE                     60.58%          622.75%             60.58%           622.75%





                                                                     HIGH YIELD FUND
                                           -------------------------------------------------------------------
                                                       CLASS C                       INSTITUTIONAL CLASS
                                           -----------------------------        ------------------------------
                                                             FOR THE                              FOR THE
                                              FOR THE      PERIOD FROM            FOR THE       PERIOD FROM
                                             SIX MONTHS    MAY 30, 2001         SIX MONTHS      JULY 6, 2000
                                               ENDED     (COMMENCEMENT OF         ENDED       (COMMENCEMENT OF
                                            DECEMBER 31,  OPERATIONS) TO       DECEMBER 31,    OPERATIONS) TO
                                                2001        JUNE 30,               2001           JUNE 30,
                                             (UNAUDITED)      2001              (UNAUDITED)         2001
                                            ------------ ----------------       -----------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.44         $9.65                 $9.46          $10.00
                                               ------        ------                ------          ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.37          0.06                  0.41            0.98
   Net realized and unrealized gain
      on investments                            (1.57)        (0.11)                (1.58)          (0.57)
                                               ------        ------                ------          ------
      TOTAL FROM INVESTMENT OPERATIONS          (1.20)        (0.05)                (1.17)           0.41
                                               ------        ------                ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.37)        (0.16)                (0.41)          (0.95)
   Net realized capital gain                       --            --                    --              --
   Distribution in excess of net
      realized gain                                --            --                    --              --
                                               ------        ------                ------          ------
      TOTAL DISTRIBUTIONS                       (0.37)        (0.16)                (0.41)          (0.95)
                                               ------        ------                ------          ------
NET ASSET VALUE - END OF PERIOD                 $7.87         $9.44                 $7.88           $9.46
                                               ======        ======                ======          ======
TOTAL RETURN                                   (12.95)%(b)    (0.40)%(b)           (12.62)%(b)       4.59%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
      (000'S OMITTED)                             $70           $30                $7,853          $9,112

   RATIO OF EXPENSES TO AVERAGE
      NET ASSETS:
   Before expense reimbursements
      and waived fees                            2.64%         3.10%                 1.64%           2.10%(a)
   After expense reimbursements
      and waived fees                            2.64%         3.10%                 1.64%           2.10%(a)

   RATIO OF NET INVESTMENT INCOME
      (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements
         and waived fees                         8.41%         9.48%                 9.41%          10.48%(a)
      After expense reimbursement
         and waived fees                         8.41%         9.48%                 9.41%          10.48%(a)

   PORTFOLIO TURNOVER RATE                      60.58%       622.75%                60.58%         622.75%

(a) Annualized.
(b) Aggregate total return, not annualized.

See notes to the financial statements.


                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        GOVERNMENT MONEY MARKET FUND
                                                        ----------------------------
                                                 INSTITUTIONAL CLASS    INSTITUTIONAL CLASS
                                                 -------------------    -------------------
                                                                              FOR THE
                                                       FOR THE              PERIOD FROM
                                                      SIX MONTHS           JULY 5, 2000
                                                        ENDED              (COMMENCEMENT
                                                  DECEMBER 31, 2001       OF OPERATIONS) TO
                                                     (UNAUDITED)            JUNE 30, 2001
                                                  -----------------       -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00                  $1.00
                                                         -----                  -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           0.02                   0.06
   Net realized and unrealized gain on investments          --                     --
                                                         -----                  -----
      TOTAL FROM INVESTMENT OPERATIONS                    0.02                   0.06
                                                         -----                  -----
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                 (0.02)                 (0.06)
   Net realized capital gain                                --                     --
   Distribution in excess of net realized gain              --                     --
                                                         -----                  -----
      TOTAL DISTRIBUTIONS                                (0.02)                 (0.06)
                                                         -----                  -----
NET ASSET VALUE - END OF PERIOD                          $1.00                  $1.00
                                                         =====                  =====
TOTAL RETURN                                              3.15%(b)               5.76%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)              $690                   $673

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees       2.13%(a)              12.10%(a)
      After expense reimbursements and waived fees        0.00%(a)               0.00%(a)

   RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees       1.01%(a)              (7.88)%(a)
      After expense reimbursements and waived fees        3.14%(a)               4.33%(a)

   PORTFOLIO TURNOVER RATE                                 N/A                    N/A


(a) Annualized.
(b) Aggregate total return, not annualized.


                     See notes to the financial statements.

                            QUAKER INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           LONG BOW SCIENCE AND
                                                              TECHNOLOGY FUND
                                                           --------------------
                                                                  CLASS A
                                                                  -------
                                                                  FOR THE
                                                                PERIOD FROM
                                                             NOVEMBER 1, 2001
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 2001
                                                               (UNAUDITED)
                                                            -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                    (0.04)
   Net realized and unrealized gain on investments                  0.14
                                                                  ------
      TOTAL FROM INVESTMENT OPERATIONS                              0.10
                                                                  ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --
   Net realized capital gain                                          --
   Distribution in excess of net realized gain                        --
                                                                  ------
      TOTAL DISTRIBUTIONS                                             --
                                                                  ------
NET ASSET VALUE - END OF PERIOD                                   $10.10
                                                                  ======
TOTAL RETURN                                                        1.00%

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD (000'S OMITTED)                        $297

   RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                 2.64%
      After expense reimbursements and waived fees                  2.64%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                (2.27)%
      After expense reimbursements and waived fees                 (2.27)%

   PORTFOLIO TURNOVER RATE                                          0.00%

(a) Annualized.
(b) Aggregate total return, not annualized.

                     See notes to the financial statements.

                            QUAKER INVESTMENT TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended. The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Mid-Cap Value Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, the Quaker Small-Cap Growth Fund, the Quaker Government Money Market Fund, and the Long Bow Science & Technology Fund (each a "Fund" and collectively, the "FUNDS"). The Investment objectives of each Fund are set forth below.

     The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), the Quaker Large-Cap Value Fund ("LARGE-CAP VALUE") and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("MID-CAP VALUE") commenced operations on January 6, 1998. The Quaker Small-Cap Growth Fund (the "SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

     The Quaker Large-Cap Value Fund is in dormant status. The Fund will close, wind its affairs and distribute the net assets to the remaining shareholders.

     The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

     The Quaker High Yield Fund ("HIGH YIELD") commenced operations on July 6, 2000. The investment objective of this fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

     The Quaker Government Money Market Fund ("MONEY MARKET") commenced operations on July 5, 2000. The investment objective of this fund is to maximize current income while preserving capital and maintaining liquidity.

     The Quaker-Long Bow Science & Technology ("LONG BOW") commenced operations on November 1, 2001. The investment objective of this fund is to build shareholder wealth through the achievement of capital growth.

     Prior to June 23, 2000, each existing Fund of the Trust offered only No-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to Class A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to Class A shares. As a result of the conversion, each Fund currently offers four classes of shares; Class A shares with a front-end sales charge, Class B shares with an additional distribution and servicing fee and contingent deferred sales charge ("CDSC") that declines to zero over a period of years, Class C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional Class shares, with no front-end sales charges or CDSC's, but higher minimum investment limitations.

     A. SECURITY VALUATION. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value.

     B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER
          INFORMATION -- (CONTINUED)

federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

     C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

     D. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

     E. MULTIPLE CLASS ALLOCATIONS. Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund, the High Yield Fund and the Money Market Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

     G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Quaker Management Corp. ("QMC") serves as Investment Advisor to each Fund (the "Advisor") except the Aggressive. Pursuant to separate investment sub-advisory agreements QMC has selected the following persons to serve as sub-advisors, Geewax, Terker & Co., Inc. for the Core Equity Fund and Small-Cap Growth Fund, Quaker Financial Advisors, Inc. for the Aggressive Growth Fund, Aronson + Partners for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund, and ALM Advisors, Inc. for the Fixed Income Fund, the High Yield Fund and the Government Money Market Fund provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Schneider Capital Management became investment advisor for the Mid-Cap Value Fund pursuant to an Investment Advisory Agreement dated December 15, 2000 following the resignation of Compu-Val Investments, Inc.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY
          TRANSACTIONS -- (CONTINUED)


     As compensation for its services, the Advisor receives a fee, computed daily and paid monthly, based on an annual rate of .80%, 1.05%, .80%, .80%, ..75%, .80%, .55%, and 1.25% for the Core Equity, Aggressive Growth, Mid-Cap Value, Small-Cap Growth, Fixed Income, High Yield, Money Market, and Long Bow Funds, respectively. The sub-advisor receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.95%. It can reach as high as 1.55% and can be reduced as low as 0.35% of the average daily net assets. For the six months ended December 31, 2001, this performance-based fee amounted to 1.55% of the Fund's average daily net assets. The sub-advisors are paid fees by QMC.

     For the six months ended December 31, 2001, ALM Advisors waived its fees for the Government Money Market Fund.

     Effective July 1, 2001 CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") replaced The Declaration Service Company as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the TRUST'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

     Effective March 31, 2001, Quaker Securities, Inc. (the "DISTRIBUTOR") replaced Declaration Distributors, Inc. as distributor for the Trust.

     The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "SPONSOR") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 0.75% on a monthly basis.

     The Sponsor has informed the Trust that for the six months ended December 31, 2001 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $4,982 and $1,815, respectively. The respective shareholders pay such charges which are not an expense of the Fund.

     For the six months ended December 31, 2001, Core Equity, Aggressive Growth, and Small-Cap Growth Funds incurred $98, $584,650, and $82, respectively in brokerage commissions with the Distributor, an affiliate of the Sponsor and Advisor, for portfolio transactions executed on behalf of the Funds.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

NOTE 3 -- SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "ACT"), adopted a Shareholder Servicing Agreement (the "AGREEMENT"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee at the annual of 0.25% each Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses on a fund-by-fund basis to limit total Fund operating expenses. There can be no assurance that the voluntary fee waivers or reimbursements will continue. For the period ended December 31, 2001, the Sponsor waived $10,971 of expenses for Small-Cap Value and waived all of its fees and reimbursed all other expenses for Money Market.

                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 4 -- DEFERRED ORGANIZATION EXPENSES

     Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

     The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

     For the six months ended December 31, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

     FUND                                    PURCHASES         SALES
     ------------------------------------------------------------------
     Core Equity ......................... $  8,319,671     $ 8,762,981
     Aggressive Growth ...................  123,880,547      79,428,512
     Mid-Cap Value .......................    6,212,599       3,748,093
     Small-Cap Value .....................    9,516,435      10,647,872
     Small-Cap Growth ....................    3,720,580       3,671,957
     Fixed Income ........................    6,799,718       5,576,395
     High Yield ..........................    8,137,674       4,500,047
     Government Money Market .............           --              --
     Long Bow Science & Technology .......      269,000              --

NOTE 6 -- TAX MATTERS

     At December 31, 2001 the Core Equity Fund had a capital loss carryforward for Federal income tax purposes of $283,117 which expires in 2009. This Fund also had realized additional capital losses of $3,759,896 for financial reporting purposes which have been deferred for Federal income tax purposes.

     At December 31, 2001 the Aggressive Growth Fund had a capital loss carryforward for Federal income tax purposes of $415,845 which expires in 2009. This Fund also had realized additional capital losses of $1,666,635 for financial reporting purposes which have been deferred for Federal income tax purposes.

     At December 31, 2001 the Small-Cap Growth Fund had a capital loss carryforward for Federal income tax purposes of $17 which expires in 2009. This Fund also had realized additional capital losses of $386,850 for financial reporting purposes which have been deferred for Federal income tax purposes.

     At December 31, 2001 the Fixed Income Fund had capital loss carryforwards for Federal income tax purposes of $445,327 of which $443,329 expires in 2008 and $1,998 expires in 2009.

     At December 31, 2001 the High Yield Fund had a capital loss carryforward for Federal income tax purposes of $66,161which expires in 2009. This Fund also had realized additional capital losses of $229,353 for financial reporting purposes which have been deferred for Federal income tax purposes.

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2001 for each fund were as follows:

                                                                                             NET
                                                        GROSS            GROSS          APPRECIATION/
FUND                                    COST        APPRECIATION     DEPRECIATION      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Core Equity ....................    $ 16,158,211     $1,622,441      $  (873,127)        $  749,314
Aggressive Growth ..............     111,633,296      4,091,595       (1,059,306)         3,032,289
Mid-Cap Value ..................      11,257,982      2,021,777         (316,578)         1,705,199
Small-Cap Value ................      20,872,616      4,142,762       (1,365,685)         2,777,077
Small-Cap Growth ...............       3,587,101        490,013         (154,128)           335,885
Fixed Income ...................       8,945,161        232,103         (116,710)           115,393
High Yield .....................       9,102,250        257,995         (966,880)          (708,885)
Government Money Market ........         686,748             --               --                 --
Long Bow Science & Technology ..         309,036         12,975          (15,426)            (2,451)


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS

     At December 31, 2001, there were an unlimited number of shares of beneficial interest with a $0.01 per value, authorized. The following table summarizes the activity in shares of each Fund.

                                                              CORE EQUITY
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................      128,894          147,392
Value ....................................    1,454,421        1,648,556
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................    1,517,760        1,917,604          21,987
Value ....................................   23,197,773       31,290,845         327,396
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................          927              748              --
Value ....................................        9,883            7,981              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        9,029               --               2
Value ....................................      117,566               --              37
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        3,181            1,353              --
Value ....................................       34,961           15,031              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       44,475              728             555
Value ....................................      756,267            9,121           8,205
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................           --           17,617              --
Value ....................................           --          179,418              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      433,123           81,163           7,348
Value ....................................    8,161,470        1,319,578         103,600


                                                           AGGRESSIVE GROWTH
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................    3,801,924        1,149,955          13,002
Value ....................................   69,222,348       20,938,393         235,199
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................    3,429,391          932,948         145,812
Value ....................................   67,280,686       19,348,173       2,793,758
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................      168,663           24,816             221
Value ....................................    3,055,080          453,369           3,985
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      108,604            2,174           2,010
Value ....................................    2,128,390           41,919          38,458


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                      AGGRESSIVE GROWTH -- (CONTINUED)
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       97,986            7,073             127
Value ....................................    1,764,111          128,483           2,275
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       79,070            3,870           3,799
Value ....................................    1,600,388           73,487          72,699
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       16,628            3,515             686
Value ....................................      301,787           64,012          12,433
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      272,301           81,439          35,076
Value ....................................    6,270,839        1,585,938         671,700



                                                            MID-CAP VALUE
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................      117,385           37,656           4,234
Value ....................................    1,353,978          412,862          49,285
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      169,190          826,999             673
Value ....................................    1,805,551        8,524,769           7,145
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       62,029              925           2,109
Value ....................................      725,710           10,528          24,490
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       45,697               --              --
Value ....................................      503,942               --              --
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................      144,180            9,391           7,127
Value ....................................    1,598,509           95,109          81,896
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      138,297            3,826             272
Value ....................................    1,473,896           41,439           2,872
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        7,257           17,153          13,568
Value ....................................       80,966          195,054         159,159
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      493,427           18,882           2,939
Value ....................................    5,135,764          210,051          31,327


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


                                                     SMALL-CAP GROWTH -- (CONTINUED)
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        1,503               --              --
Value ....................................       11,300               --              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................           --               --              --
Value ....................................           --               --              --
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        9,096            4,426              --
Value ....................................       71,938           36,294              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      449,056            3,375              --
Value ....................................    4,188,243           28,068              --



                                                             FIXED INCOME
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       85,848          109,568          31,164
Value ....................................      890,035        1,137,792         322,201
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      152,674          246,644          42,894
Value ....................................    1,555,384        2,482,144         431,649
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       11,599              455             178
Value ....................................      120,170            4,664           1,817
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................           97               --               1
Value ....................................        1,000               --              11
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       80,853            2,399           1,102
Value ....................................      835,963           24,477          11,317
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        3,258              117              58
Value ....................................       33,248            1,200             596
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       38,320           35,856             928
Value ....................................      399,068          366,830           9,627
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        3,309               --              45
Value ....................................       33,919               --             457


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


                                                            SMALL-CAP VALUE
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       78,590           87,064          17,534
Value ....................................    1,107,054        1,219,317         246,526
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      294,241          847,879          14,704
Value ....................................    4,191,405       11,983,574         210,714
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        7,533            1,829             629
Value ....................................      110,917           26,488           8,787
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        6,591               --              51
Value ....................................       95,745               --             736
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        4,368               84           1,227
Value ....................................       63,022            1,180          16,754
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       17,510               --             390
Value ....................................      247,035               --           5,484
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       16,094           93,705          65,141
Value ....................................      240,633        1,350,511         919,161
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................    1,197,430           19,664          44,961
Value ....................................   17,009,528          284,768         645,190



                                                            SMALL-CAP GROWTH
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        7,705               --              --
Value ....................................       60,326               --              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        3,444               --              --
Value ....................................       30,000               --              --
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................          514               --              --
Value ....................................        4,000               --              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        3,078               --              --
Value ....................................       24,500               --              --


                            QUAKER INVESTMENT TRUST
                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 7 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


                                                              HIGH YIELD
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       39,802            9,969           1,470
Value ....................................      361,670           83,040          12,192
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       21,662               10             794
Value ....................................      205,988              100           7,498
CLASS B
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       21,793           13,395             594
Value ....................................      197,520          111,709           5,083
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................       12,599               --             353
Value ....................................      120,000               --           3,284
CLASS C
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................        6,611            1,177             277
Value ....................................       57,082            9,349           2,306
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................        3,131               --              35
Value ....................................       30,000               --             339
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................      178,155          195,037          50,067
Value ....................................    1,509,086        1,576,162         420,663
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................      904,331           24,326          83,575
Value ....................................    8,867,723          223,388         785,926



                                                        GOVERNMENT MONEY MARKET
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS I
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       90,847           85,387          11,420
Value ....................................       90,848           85,387          11,421
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................    2,816,858        2,153,917           9,726
Value ....................................    2,816,858        2,153,917           9,726



                                                       LONG BOW SCIENCE & TECHNOLOGY
                                                SALES         REPURCHASES     REINVESTMENTS
                                             ----------------------------------------------
CLASS A
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Shares ...................................       29,407               --              --
Value ....................................      300,120               --              --
FOR THE FISCAL YEAR ENDED JUNE 30, 2001
Shares ...................................           --               --              --
Value ....................................           --               --              --


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                                                                     QFSR 122001